                                  [PHOTOGRAPH]



                               Smith Barney
[PHOTOGRAPH]                   Managed
                               Municipals Fund

                               ------------------
                               SEMI-ANNUAL REPORT
                               ------------------

                               August 31, 1997

                        [LOGO] Smith Barney Mutual Funds
                               Investing for your future.
                               Every day(sm).

Smith Barney Managed
Municipals Fund Inc.
================================================================================

The Smith Barney Managed Municipals Fund Inc. seeks to maximize current interest income exempt from Federal income taxes to the extent consistent with prudent investment management and preservation of capital. The Fund seeks to achieve this objective by investing in intermediate- and long-term municipal securities issued by state and municipal governments and by public authorities.



Smith Barney Managed Municipals Fund Inc.'s
Average Annual Total Returns Ended
August 31, 1997

                                                  Without Sales Charges*
                                             -------------------------------
                                             Class A     Class B     Class C
================================================================================
Six Months+                                   5.26%       4.99%       4.97%
--------------------------------------------------------------------------------
One-Year                                     10.77       10.15       10.10
--------------------------------------------------------------------------------
Five-Year                                     8.80         N/A         N/A
--------------------------------------------------------------------------------
Ten-Year                                      9.14         N/A         N/A
--------------------------------------------------------------------------------
Since Inception++                            11.05        8.59       11.47
================================================================================

                                                  Without Sales Charges**
                                             -------------------------------
                                             Class A     Class B     Class C
================================================================================
Six Months+                                   1.05%       0.49%       3.97%
--------------------------------------------------------------------------------
One-Year                                      6.35        5.65        9.10
--------------------------------------------------------------------------------
Five-Year                                     7.91         N/A         N/A
--------------------------------------------------------------------------------
Ten-Year                                      8.69         N/A         N/A
--------------------------------------------------------------------------------
Since Inception++                            10.77        8.44       11.47
================================================================================

* Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B and C shares.

** Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class A shares reflect the deduction of the maximum initial sales charge of 4.00%; Class B shares reflect the deduction of a 4.50% CDSC which applies if shares are redeemed within one year from initial purchase. This CDSC declines by 0.50% the first year of purchase and thereafter by 1.00% per year until no CDSC is incurred. Class C shares reflect the deduction of a 1.00% CDSC which applies if shares are redeemed within the first year of purchase.

     All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption value may be more or less than the original cost.

+ Total return is not annualized as it may not be representative of the total return for the year.

++ Inception dates for Class A, B and C shares are March 4, 1981, November 6, 1992 and November 9, 1994, respectively.


================================================================================
 FUND HIGHLIGHT
================================================================================

Joe Deane, your Fund's Portfolio Manager, was recently cited in a Fortune Magazine article as a "manager with a proven long-term record in good times and bad."


================================================================================
 NASDAQ SYMBOL
================================================================================

           Class A                      SHMMX
           Class B                      SMMBX
           Class C                      SMMCX

================================================================================
 WHAT'S INSIDE
================================================================================
Shareholder Letter ........................................................    1

An Interview with Portfolio Manager
Joe Deane .................................................................    3

Historical Performance ....................................................    5

Smith Barney Managed Municipals Fund Inc.
at a Glance ...............................................................    7

Schedule of Investments ...................................................    8

Statement of Assets and Liabilities .......................................   27

Statement of Operations ...................................................   28

Statements of Changes in Net Assets .......................................   29

Notes to Financial Statements .............................................   30

Financial Highlights ......................................................   33

====================
 Shareholder Letter
====================


[PHOTOGRAPH]               [PHOTOGRAPH]


HEATH B.                   JOSEPH P.
MCLENDON                   DEANE

Chairman                   Vice President and
                           Investment Officer

Dear Shareholder:

We are pleased to provide the semi-annual report for the Smith Barney Managed Municipals Fund Inc. ("Fund") for the period ended August 31, 1997. In this report, we summarize the period's prevailing economic and market conditions and outline our portfolio strategy. A detailed summary of the Fund's performance can be found in the appropriate sections that follow.

Performance Update

For the six months ended August 31, 1997, the Fund had a total return of 5.26%, 4.99% and 4.97% for its Class A, B and C shares, respectively. In comparison, the Fund's Lipper Analytical Services, Inc. peer group average posted a total return of 4.02% for the same period. (Lipper is an independent fund-tracking organization.) Over the six-month period covered by this report, the Fund distributed income dividends totaling $0.45 for Class A shares; based on its net asset value (NAV) of $15.97 as of August 31, 1997 and the current monthly income dividend of $0.074 for Class A shares, this equates to an annualized distribution rate of 5.56%. For an individual in the federal income tax bracket of 36%, the tax free yield of 5.56% is equivalent to a taxable yield of 8.69%.

Municipal Bond Market Update

The past year in the municipal bond market can be described in three phases. The first phase was a meaningful rally that began late summer 1996 and culminated in Federal Reserve Board ("Fed") Chairman Alan Greenspan's "irrational exuberance" speech in early December. The second phase was a notable increase in rates because of subsequent fears of a major Fed rate action. The final phase, culminating in today's market, is one in which rates are back to the levels present before the Fed chairman's speech. We've believed all along that today's municipal bond prices are quite appropriate, given the low inflation that continues to be evident.

Investment Strategy

The Fund seeks to maximize current interest income exempt from Federal income taxes to the extent consistent with prudent investment management and preservation of capital. The Fund seeks to achieve this objective by investing in intermediate- and long-term municipal securities issued by state and municipal governments and by public authorities. The Fund continues its investment strategy of selecting coupons and maturities that should benefit the most from a further decline in long-term interest rates. The Fund's average weighted maturity is approximately 23 years. In addition, in every market downturn we have sought out bonds with coupons that would benefit from further drops in interest rates.

As of this report, the 30-year U.S. Treasury bond yield is approximately 6.7%, and it could decline to 6% in the near future if inflation remains at today's low levels. Given our expectation for a continued moderate U.S. economy, we continue to emphasize longer-term, deeper-discount bonds with very high credit quality.

As of August 31, 1997, approximately 94.3% of the Fund's holdings were rated investment grade (BBB/Baa and higher) by either Standard & Poor's Corporation or Moody's Investors Service Inc., with about 69.5% of the Fund invested in AAA-rated bonds, the highest possible rating. (Standard & Poor's and Moody's are two major credit-reporting

--------------------------------------------------------------------------------
Smith Barney Managed Municipals Fund Inc.                                      1
and bond-rating agencies.) The Fund's largest holdings are concentrated in transportation bonds (22.3%), water and sewer bonds (16.2%), utility bonds (12.9%) and hospital bonds (9.2%).

Municipal Bond Market Outlook

Going forward, we would expect a decline in long-term rates, probably sooner rather than later. The inflation rate is still key for us, and until we begin to see that deteriorate we will continue to maintain our positive outlook for municipal bonds.

Municipal bonds have continued to be in tight supply, and there is little reason to believe there is a major supply spike on the horizon. Municipals have outperformed the taxable market in the past year and will likely continue to do so in the near future. In our view, the municipal bond market at today's levels is very competitively priced and should provide investors with attractive after-tax yields. Furthermore, municipal bonds may have some capital appreciation possibilities if the inflation numbers continue on today's steady path.

In closing, thank you for investing in the Smith Barney Managed Municipals Fund. We look forward to continuing to help you pursue your financial goals.

Sincerely,                 Sincerely,


/s/ Heath B. McLendon      /s/ J. P. Deane


Heath B. McLendon          Joseph P. Deane
Chairman                   Vice President and
                           Investment Officer

September 23, 1997

--------------------------------------------------------------------------------
Now More Than Ever . . .
The Compelling Case for Municipal Bonds Continues!

o Supply of municipal bonds may be tapering off while the demand from aging Baby Boomers entering their peak earning years for tax-free income is expected to rise.

o The recent enactment of the Taxpayer Relief Act of 1997 has made taxes and the need for tax-exempt income more prominent in the minds of many investors and therefore may stimulate more demand for municipal bonds in the future.
--------------------------------------------------------------------------------






--------------------------------------------------------------------------------
2                                        1997 Semi-Annual Report to Shareholders

================================================================================
 An Interview with Portfolio Manager Joe Deane
================================================================================

Joseph "Joe" P. Deane, Managing Director of Smith Barney, has more than 25 years of Wall Street experience. Joe currently manages in excess of $5 billion of Smith Barney assets in both open- and closed-end mutual funds, including the Smith Barney Managed Municipals Fund. We recently talked with Joe about his outlook for the municipal bond market in the coming months and how he manages money.

Joe, you were named the top-rated fixed-income manager of 1996 by Morningstar, Inc., a major fund-ranking organization. To what do you attribute this extremely prestigious honor?

Joe: Consistency. We think we're pretty unique in the business, because we've been able to produce consistent numbers through every type of market condition. For example, we did well in 1992-1993 when the market was up. But we also performed well in 1994 when the municipal bond market fell.

Joe, what are the dangers of municipal bond investors focusing on yield at the expense of total return?

Joe: We believe you can't just manage for yield alone, and that's why we concentrate so much on total return. By making adjustments to your fund's average maturity you can try to lessen the impact of volatility or take advantage of it. We think you're going to miss tremendous opportunities or make yourself more vulnerable to losses when you do not manage for total return.

Moreover, our total-return emphasis is not just about making money, it's about saving money in down markets. Over the long term, you need to generate high total returns in order to provide your investors with a competitive stream of income, especially when interest rates are heading down.

Joe, what is your outlook for the municipal bond market over the next twelve to eighteen months?

Joe: While that may be too long a time frame to predict market conditions with any degree of accuracy, we expect that the bond market will rally from today's levels. We're extremely positive on the market over the next six months.

Joe, is there any risk to your positive outlook on the municipal bond market?

Joe: Because inflation is the main factor driving the bond markets, the greatest risk to our expectations of a favorable market is a real short-term surprise with respect to inflation. While we think the chances for higher inflation over the short run are virtually non-existent, over the long term we will continue to monitor the numbers closely for any signs of inflationary pressures.

What impact do the recent tax law changes have on the municipal bond market?

Joe: We don't think it will have much impact on the municipal bond market and it certainly hasn't lowered the need for tax-exempt income. Yet a lower long-term capital gains rate probably shifts the focus somewhat to discount bonds rather than premium bonds because of the lower capital gains tax rate.

What differentiates you from many other portfolio managers?

Joe: We have a tendency to lean against the wind, based on a combination of intuition and experience. And while nobody wants to be contrarian all of the time, you need to be able to make a bid when you think the market has gotten beaten down to inexpensive levels, or sell when you think the market is too expensive. We think many market inefficiencies are caused by emotion, and we're not afraid to make significant moves quickly if we believe they are appropriate.


--------------------------------------------------------------------------------
Smith Barney Managed Municipals Fund Inc.                                      3

Are municipal bond investors being sufficiently compensated in today's marketplace when they move away from higher-quality issues toward riskier ones?

Joe: Not really. In fact, in all the years we've been managing money the spread between AAA-rated issues and BBB-rated issues is now probably the lowest it's been since I began my career in 1970. In our view, there is much more value in the higher-rated issues. Right now, there is not enough extra yield associated with lesser-rated bonds to justify the added risk, so we invest primarily in high-quality issues.

Joe, how do you stay attuned to the needs of your shareholders?

Joe: If you hold the number of public seminars I do, you really can't lose sight of the needs of your shareholders. In fact, meeting with individual investors on a regular basis is one of the most important ways for a portfolio manager to keep a healthy perspective on his or her job. In addition, constant interaction with shareholders over the years is a humbling experience and drives home the point that there are an awful lot of people out there counting on you to do a good job with their hard-earned money.

And you wouldn't do anything differently with their assets that you would with your own?

Joe: I would never do anything with their money that I wouldn't do with my own. That's been one of my guiding principles since I started managing money in 1970.

Joe, what advice would you give an investor who wants to participate in a municipal bond club?

Joe: I would suggest that most individual investors would be better off investing in a professionally managed municipal bond fund. But, as previously noted, the key to successful investing in municipal bonds is not to focus on yield alone, but on total return potential as well. In addition, I would advise that most individual investors stand to benefit from maintaining a long-term perspective. In my opinion, successful investing is about time and not timing.

Joe, what additional resources do you have as a professional money manager that the average investor might not have?

Joe: There's been an explosion in the amount of technology available to professional money managers, which in turn has compressed the reaction time you need to make an investment decision. And while many of these technological tools are now accessible to the average investor, we have a distinct advantage in being able to interpret the information and act more quickly.

Joe, thanks for spending some time with us today.




--------------------------------------------------------------------------------
4                                        1997 Semi-Annual Report to Shareholders

================================================================================================================================
 Historical Performance -- Class A Shares
================================================================================================================================
                                      Net Asset Value
                                --------------------------
                                Beginning           End            Income         Capital Gain         Return           Total
Period Ended                    of Period        of Period        Dividends       Distributions      of Capital       Returns(1)
================================================================================================================================
8/31/97                          $15.61           $15.97           $ 0.45            $0.00             $0.00            5.26%+
--------------------------------------------------------------------------------------------------------------------------------
2/28/97                           16.20            15.61             0.91             0.38              0.00            4.51
--------------------------------------------------------------------------------------------------------------------------------
2/29/96                           15.47            16.20             0.90             0.08              0.00           11.34
--------------------------------------------------------------------------------------------------------------------------------
2/28/95                           16.13            15.47             0.95             0.29              0.00            4.11
--------------------------------------------------------------------------------------------------------------------------------
2/28/94                           16.71            16.13             0.88             0.90              0.00            7.41
--------------------------------------------------------------------------------------------------------------------------------
2/28/93                           15.62            16.71             1.00             0.52              0.03           17.92
--------------------------------------------------------------------------------------------------------------------------------
2/29/92                           14.98            15.62             1.05             0.00              0.02           11.79
--------------------------------------------------------------------------------------------------------------------------------
2/28/91                           15.00            14.98             1.09             0.00              0.03            7.65
--------------------------------------------------------------------------------------------------------------------------------
2/28/90                           14.83            15.00             1.10             0.00              0.00            8.78
--------------------------------------------------------------------------------------------------------------------------------
2/28/89                           15.05            14.83             1.11             0.16              0.00            7.31
--------------------------------------------------------------------------------------------------------------------------------
2/29/88                           15.88            15.05             1.12             0.01              0.00            2.33
================================================================================================================================
 Total                                                             $10.56            $2.34             $0.08
================================================================================================================================

================================================================================================================================
 Historical Performance -- Class B Shares
================================================================================================================================
                                    Net Asset Value
                                --------------------------
                                Beginning           End            Income         Capital Gain         Return           Total
Period Ended                    of Period        of Period        Dividends       Distributions      of Capital       Returns(1)
================================================================================================================================
8/31/97                          $15.60           $15.96            $0.41            $0.00             $0.00            4.99%+
--------------------------------------------------------------------------------------------------------------------------------
2/28/97                           16.20            15.60             0.83             0.38              0.00            3.92
--------------------------------------------------------------------------------------------------------------------------------
2/29/96                           15.47            16.20             0.82             0.08              0.00           10.78
--------------------------------------------------------------------------------------------------------------------------------
2/28/95                           16.13            15.47             0.86             0.29              0.00            3.54
--------------------------------------------------------------------------------------------------------------------------------
2/28/94                           16.71            16.13             0.80             0.90              0.00            6.86
--------------------------------------------------------------------------------------------------------------------------------
Inception*--2/28/93               15.81            16.71             0.31             0.52              0.01           11.26+
================================================================================================================================
 Total                                                              $4.03            $2.17             $0.01
================================================================================================================================

================================================================================================================================
 Historical Performance -- Class C Shares
================================================================================================================================
                                    Net Asset Value
                                --------------------------
                                Beginning           End            Income         Capital Gain         Return           Total
Period Ended                    of Period        of Period        Dividends       Distributions      of Capital       Returns(1)
================================================================================================================================
8/31/97                          $15.60           $15.96            $0.40            $0.00             $0.00            4.97%+
--------------------------------------------------------------------------------------------------------------------------------
2/28/97                           16.20            15.60             0.83             0.38              0.00            3.88
--------------------------------------------------------------------------------------------------------------------------------
2/29/96                           15.47            16.20             0.82             0.08              0.00           10.76
--------------------------------------------------------------------------------------------------------------------------------
Inception*--2/28/95               14.30            15.47             0.27             0.29              0.00           12.36+
================================================================================================================================
 Total                                                              $2.32            $0.75             $0.00
================================================================================================================================




--------------------------------------------------------------------------------
Smith Barney Managed Municipals Fund Inc.                                      5

================================================================================================================================
 Historical Performance -- Class Y Shares
================================================================================================================================
                                    Net Asset Value
                                --------------------------
                                Beginning           End            Income         Capital Gain         Return           Total
Period Ended                    of Period        of Period        Dividends       Distributions      of Capital       Returns(1)
================================================================================================================================
8/31/97                          $15.60           $15.96            $0.46            $0.00             $0.00            5.35%+
--------------------------------------------------------------------------------------------------------------------------------
2/28/97                           16.20            15.60             0.94             0.38              0.00            4.59
--------------------------------------------------------------------------------------------------------------------------------
Inception*--2/29/96               15.63            16.20             0.85             0.08              0.00            9.84+
================================================================================================================================
 Total                                                              $2.25            $0.46             $0.00
================================================================================================================================

It is the Fund's policy to distribute dividends monthly and capital gains, if any, annually.

====================================================================================================================================
 Average Annual Total Return
====================================================================================================================================
                                                                                Without Sales Charge(1)
                                                   ---------------------------------------------------------------------------------
                                                   Class A                     Class B                 Class C              Class Y
====================================================================================================================================
Six Months Ended 8/31/97+                            5.26%                       4.99%                   4.97%                 5.35%

------------------------------------------------------------------------------------------------------------------------------------

Year Ended 8/31/97                                  10.77                       10.15                   10.10                 10.88
------------------------------------------------------------------------------------------------------------------------------------

Five Years Ended 8/31/97                             8.80                         N/A                     N/A                   N/A
------------------------------------------------------------------------------------------------------------------------------------

Ten Years Ended 8/31/97                              9.14                         N/A                     N/A                   N/A
------------------------------------------------------------------------------------------------------------------------------------

Inception* through 8/31/97                          11.05                        8.59                   11.47                  8.24
====================================================================================================================================

                                                                                 With Sales Charge(2)
                                                   ---------------------------------------------------------------------------------
                                                   Class A                     Class B                 Class C               Class Y
====================================================================================================================================
Six Months Ended 8/31/97+                            1.05%                       0.49%                   3.97%                 5.35%

------------------------------------------------------------------------------------------------------------------------------------

Year Ended 8/31/97                                   6.35                        5.65                    9.10                 10.88
------------------------------------------------------------------------------------------------------------------------------------

Five Years Ended 8/31/97                             7.91                         N/A                     N/A                   N/A
------------------------------------------------------------------------------------------------------------------------------------

Ten Years Ended 8/31/97                              8.69                         N/A                     N/A                   N/A
------------------------------------------------------------------------------------------------------------------------------------

Inception* through 8/31/97                          10.77                        8.44                   11.47                  8.24
====================================================================================================================================


================================================================================
 Cumulative Total Return
================================================================================
                                                    Without Sales Charge(1)
================================================================================
Class A (8/31/87 through 8/31/97)                            139.72%
--------------------------------------------------------------------------------
Class B (Inception* through 8/31/97)                          48.75
--------------------------------------------------------------------------------
Class C (Inception* through 8/31/97)                          35.69
--------------------------------------------------------------------------------
Class Y (Inception* through 8/31/97)                          21.04
================================================================================

(1) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B and C shares.

(2) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class A shares reflect the deduction of the maximum initial sales charge of 4.00% and Class B shares reflect the deduction of a 4.50% CDSC which applies if shares are redeemed within one year from initial purchase. This CDSC declines by 0.50% the first year after purchase and thereafter by 1.00% per year until no CDSC is incurred. Class C shares reflect the deduction of a 1.00% CDSC which applies if shares are redeemed within the first year of purchase.

* Inception dates for Class A, B, C and Y shares are March 4, 1981, November 6, 1992, November 9, 1994 and April 4, 1995, respectively.

+ Total return is not annualized, as it may not be representative of the total return for the year.



--------------------------------------------------------------------------------
6                                        1997 Semi-Annual Report to Shareholders

================================================================================
 Smith Barney Managed Municipals Fund Inc. at a Glance (unaudited)
================================================================================

Growth of $10,000 Invested in Class A Shares of Smith Barney Managed Municipals Fund Inc. vs. Lehman Brothers Municipal Bond Fund Index and the Lipper Peer Group Average+
--------------------------------------------------------------------------------

                           August 1987 -- August 1997

[THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL]



                Smith Barney            Lehman Brothers
             Managed Municipals         Municipal Bond         Lipper Peer
                  Fund Inc.               Fund Index          Group Average
             ------------------         ---------------       -------------
Aug 1987          $ 9,598                  $10,000               $10,000
Feb 1988          $10,144                  $10,530               $10,534
Feb 1989          $10,885                  $11,865               $11,263
Feb 1990          $11,841                  $12,333               $12,258
Feb 199l          $12,747                  $13,471               $13,250
Feb 1992          $14,250                  $14,816               $14,595
Feb 1993          $16,804                  $16,856               $16,663
Feb 1994          $18,045                  $l7,789               $17,543
Feb 1995          $18,784                  $18,124               $17,657
Feb 1996          $20,915                  $20,l27               $19,397
Feb 1997          $21,858                  $21,235               $20,265
Aug 1997          $23,008                  $22,066               $21,049

+ Hypothetical illustration of $10,000 invested in Class A shares on August 31, 1987, assuming deduction of the maximum 4.00% sales charge at the time of investment and reinvestment of dividends and capital gains, if any, at net asset value through August 31, 1997. The Lehman Brothers Municipal Bond Fund Index is a weighted composite which is comprised of more than 15,000 bonds issued within the last 5 years, having a minimum credit rating of at least Baa and a maturity of at least 2 years, excluding all bonds subject to the Alternative Minimum Tax and bonds with floating or zero coupons. The index is unmanaged and is not subject to the same management and trading expenses as a mutual fund. The Lipper Analytical Services, Inc. Peer Group Average ("Lipper Peer Group Average") is composed of an average of the Fund's peer group of 254 mutual funds investing in municipal securities as of August 31, 1997. The performance of the Fund's other classes may be greater or less than the Class A shares' performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in the other classes.

     All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption values may be more or less than the original cost. No adjustment has been made for shareholder tax liability on dividends or capital gains.

Top Ten States Represented
--------------------------------------------------------------------------------
[THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL]

California                                                                  9.2%
Colorado                                                                   12.3%
Florida                                                                     7.5%
Illinois                                                                    4.7%
Massachusetts                                                               6.9%
Michigan                                                                    5.1%
New York                                                                    7.6%
Texas                                                                      14.5%
Virginia                                                                    4.8%
Washington                                                                  4.2%


Industry Breakdown
--------------------------------------------------------------------------------
[THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL]

Cogeneration Facility                                                       3.7%
Education                                                                   5.7%
Hospitals                                                                   9.2%
Housing                                                                     1.4%
General Obligation                                                          9.0%
Pollution Control                                                           1.5%
Transportation                                                             22.3%
Utilities                                                                  12.9%
Water & Sewer                                                              16.2%
Other Municipal Bonds                                                      18.1%

--------------------------------------------------------------------------------
Smith Barney Managed Municipals Fund Inc.                                      7

===================================================================================================================================
 Schedule of Investments (unaudited)                                                                                August 31, 1997
===================================================================================================================================
        FACE
       AMOUNT           RATINGS                          SECURITY                                                          VALUE
===================================================================================================================================
Alabama -- 0.4%
        $ 15,190,000      AAA        Jefferson County, AL Sewer Revenue, Series A, FGIC-Insured,
                                        5.375% due 2/1/27                                                             $ 14,791,262
-----------------------------------------------------------------------------------------------------------------------------------
Alaska -- 1.2%
          42,500,000      AA         Valdez, AK Marine Terminal Revenue, (British Petroleum Pipeline
                                        Project), Series A, 5.850% due 8/1/25 (a)                                       42,765,625
-----------------------------------------------------------------------------------------------------------------------------------
Arizona -- 0.7%
          12,170,000      A          Greenlee County, AZ IDA, PCR, (Phelps Dodge Corp. Project),
                                        5.450% due 6/1/09                                                               12,413,400
           3,500,000      A          Maricopa County, AZ IDA, Multi-Family Housing Revenue,
                                        Series A, 6.500% due 10/1/25                                                     3,600,625
           1,750,000      AAA        Pima County, AZ COP, MBIA-Insured, 5.250% due 1/1/12                                1,752,187
           3,500,000      AAA        Pima County, AZ IDA, Healthpartners of Southern Arizona,
                                        Series A, MBIA-Insured, 5.625% due 4/1/14                                        3,583,125
           2,000,000      AAA        Yavapi County, AZ IDA, Yavapi Regional Medical Center,
                                        Series A, FSA-Insured, 5.125% due 12/1/13                                        1,970,000
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        23,319,337
-----------------------------------------------------------------------------------------------------------------------------------
California -- 9.2%
                                     Anaheim, CA Public Finance Authority Lease Revenue,
                                        (Public Improvement Projects), FSA-Insured:
          59,400,000      AAA             Series A, 5.000% due 3/1/37                                                   54,573,750
                                          Series C:
           8,000,000      AAA               Zero coupon due 9/1/19                                                       2,340,000
          15,865,000      AAA               Zero coupon due 9/1/23                                                       3,668,781
          25,885,000      AAA               Zero coupon due 9/1/24                                                       5,662,344
           5,000,000      AAA               Zero coupon due 9/1/25                                                       1,031,250
          29,430,000      AAA               Zero coupon due 9/1/26                                                       5,738,850
          17,860,000      AAA               Zero coupon due 9/1/27                                                       3,281,775
           8,835,000      AAA               Zero coupon due 9/1/28                                                       1,535,081
          12,000,000      AAA               Zero coupon due 9/1/29                                                       1,950,000
           9,590,000      AAA               Zero coupon due 9/1/30                                                       1,462,475
           2,250,000      A*         Apple Valley, CA Unified School District, COP, 5.900% due 9/1/11                    2,300,625
           9,250,000      AAA        California State Department of Corrections, Board Lease Revenue,
                                        Series A, AMBAC-Insured, 5.250% due 1/1/21                                       8,984,063
           2,000,000      AA         California State Department of Water Resources,
                                        (Central Valley Project), 4.750% due 12/1/25                                     1,780,000
           2,975,000      AAA        California State Health Facilities Finance Authority Revenue,
                                        Sutter Health Services, FSA-Insured, 5.250% due 8/15/27                          2,859,719
           7,000,000      AAA        California State Public Works Board, Lease Revenue,
                                        Series B, AMBAC-Insured, 5.375% due 12/1/19                                      6,912,500
           7,000,000      AAA        Chino, CA Unified School District COP, FSA-Insured,
                                        6.125% due 9/1/26                                                                7,402,500
           5,000,000      AAA        Contra Costa County, CA Multi-Family Housing Revenue,
                                        (Crescent Park Apartments Project), Series B,
                                        GNMA-Collateralized, 7.800% due 6/20/34                                          5,581,250
          15,215,000      AAA        Corona, CA Redevelopment Agency, Series A,
                                        FGIC-Insured, 5.500% due 9/1/24                                                 15,176,963
           3,775,000      AAA        East Bay, CA Municipal Utility District, Water Systems Revenue,
                                        FGIC-Insured, 5.000% due 6/1/26                                                  3,529,625

                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
8                                        1997 Semi-Annual Report to Shareholders

===================================================================================================================================
 Schedule of Investments (unaudited) (continued)                                                                    August 31, 1997
===================================================================================================================================
        FACE
       AMOUNT           RATINGS                          SECURITY                                                          VALUE
===================================================================================================================================
California -- 9.2% (continued)
        $  5,000,000      AAA        Fresno County, CA Financing Authority, Solid Waste Revenue,
                                        (American Avenue Landfill Project), MBIA-Insured,
                                        5.750% due 5/15/14                                                            $  5,162,500
           3,955,000      AAA        Hayward, CA COP, (Civic Center Project), MBIA-Insured,
                                        5.250% due 8/1/26                                                                3,831,406
                                     Long Beach, CA (Aquarium of the Pacific Project):
           1,260,000      BBB           5.750% due 7/1/05                                                                1,310,400
           1,200,000      BBB           5.750% due 7/1/06                                                                1,237,500
           9,000,000      AAA        Los Angeles, CA Harbor Department Revenue, Series C,
                                        MBIA-Insured, 5.375% due 11/1/25                                                 8,876,250
                                     Los Angeles, CA Metropolitan Transportation Authority,
                                        Sales Tax Revenue, Series A, MBIA-Insured:
          17,770,000      AAA             5.250% due 7/1/14                                                             17,636,725
          15,000,000      AAA             5.250% due 7/1/15                                                             14,793,750
          28,000,000      AAA             5.250% due 7/1/27                                                             27,090,000
           1,630,000      AAA        Los Angeles, CA Public Works Finance Authority Lease Revenue,
                                        MBIA-Insured, 5.250% due 9/1/13                                                  1,625,925
           2,780,000      AAA        Los Angeles, CA Unified School District, COP, Series A,
                                         FSA-Insured, 5.500% due 10/1/16                                                 2,786,950
           2,500,000      AAA        Palmdale, CA Elementary School District, Special Tax,
                                        Community District No. 90-1, FSA-Insured, 5.400% due 8/1/25                      2,440,625
                                     San Diego County, CA COP, Northern County
                                        Regional Expansion Revenue, AMBAC-Insured:
           5,500,000      AAA             5.250% due 11/15/14                                                            5,513,750
           4,000,000      AAA             5.000% due 10/1/17                                                             3,820,000
           2,420,000      AAA             5.250% due 11/15/19                                                            2,365,550
           7,000,000      AAA             5.000% due 10/1/25                                                             6,562,500
          50,755,000      AAA        San Francisco, CA State Building Authority Lease Revenue,
                                        AMBAC-Insured, 5.250% due 12/1/21                                               49,295,794
           5,000,000      AAA        San Jose, CA Redevelopment Agency, Tax Allocation, (Merged Area
                                        Redevelopment Project), MBIA-Insured, 5.000% due 8/1/20                          4,706,250
           4,680,000      AAA        San Pablo, CA Redevelopment Agency, Tax Allocation, (Merged
                                        Project Area), FGIC-Insured, 5.250% due 12/1/23                                  4,516,200
                                     Santa Clara County, CA Finance Authority Lease Revenue,
                                        AMBAC-Insured:
           5,500,000      AAA             6.750% due 11/15/20                                                            6,146,250
           2,000,000      AAA             6.250% due 11/15/22                                                            2,127,500
           5,000,000      AA         Southern California Metropolitan Water District, Water Works
                                        Revenue, Series C, 5.000% due 7/1/37                                             4,587,500
           1,515,000      AAA        Victorville, CA Multi-Family Revenue, Wimbledon Apartments,
                                        Series A, GNMA-Collateralized, 6.150% due 4/20/16                                1,568,025
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       313,772,901
-----------------------------------------------------------------------------------------------------------------------------------
Colorado -- 12.3%
                                     Arapahoe County, CO Capital Improvement Transportation
                                        Highway Revenue:
         275,000,000      Baa3*           Pre-Refunded--Escrowed with U.S. government securities to
                                            8/31/05 Call @ 20.8626, zero coupon due 8/31/26 (b)                         38,843,750
          15,000,000      Baa3*           Pre-Refunded--Escrowed with U.S. government securities to
                                            8/31/05 Call @ 103, 7.000% due 8/31/26 (b)                                  17,643,750


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Smith Barney Managed Municipals Fund Inc.                                      9

===================================================================================================================================
 Schedule of Investments (unaudited)(continued)                                                                     August 31, 1997
===================================================================================================================================
        FACE
       AMOUNT           RATINGS                          SECURITY                                                          VALUE
===================================================================================================================================
Colorado -- 12.3% (continued)
                                        Series A, MBIA-Insured:
        $  5,000,000      AAA             5.000% due 9/1/21                                                           $  4,681,250
          46,680,000      AAA             4.750% due 9/1/23                                                             41,895,300
          50,750,000      AAA             5.000% due 9/1/26                                                             47,070,625
          37,500,000      AAA           Series B, MBIA-Insured, zero coupon due 9/1/24                                   8,203,125
           2,000,000      AAA        Castle Pines, CO Metropolitan District, Series B, FSA-Insured,
                                        5.000% due 12/1/15                                                               1,917,500
          12,765,000      BBB+       Colorado Springs, CO Airport Revenue, Series A,
                                        7.000% due 1/1/22 (a)(c)                                                        13,850,025
                                     Dawson Ridge, CO Metropolitan District No. 1, (Escrowed to
                                        Maturity with U.S. government securities):
         364,000,000      Aaa*            Series A, zero coupon due 10/1/22                                             88,725,000
          67,785,000      Aaa*            Series B, zero coupon due 10/1/22 (a)                                         16,522,594
                                     Denver, CO City & County Airport Revenue,
                                        Series A:
          26,500,000      Baa1*           14.000% due 11/15/08 (c)                                                      44,221,875
          13,500,000      Baa1*           Pre-Refunded--Escrowed with U.S. government securities to
                                            11/15/01 Call @ 100, 8.000% due 11/15/25 (b)(c)                             15,052,500
                                        Series C:
           3,500,000      Baa1*           Pre-Refunded--Escrowed with U.S. government securities to
                                            11/15/02 Call @ 102, 6.750% due 11/15/13 (a)(b)(c)                           3,753,750
          12,035,000      Baa1*           Pre-Refunded--Escrowed with U.S. government securities to
                                            11/15/01 Call @ 100, 6.750% due 11/15/22 (a)(b)(c)                          12,877,450
                                        Series D:
          19,605,000      AAA             MBIA-Insured, 5.500% due 11/15/25                                             19,359,938
          22,425,000      Baa1*           Pre-Refunded--Escrowed with U.S. government securities to
                                            11/15/01 Call @ 100, 7.000% due 11/15/25 (c)                                23,686,406
          23,000,000      AAA           Series E, MBIA-Insured, 5.250% due 11/15/23                                     22,137,500
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       420,442,338
-----------------------------------------------------------------------------------------------------------------------------------
Connecticut -- 0.1%
           1,080,000      AAA        Connecticut State Health & Educational Facilities Authority Revenue,
                                        William H. Backus Hospital, AMBAC-Insured, 5.625% due 7/1/17                     1,100,250
                                     Connecticut State Housing Finance Authority, AMBAC-Insured,
                                        Group Home Mortgage Program:
             500,000      AAA             5.600% due 6/15/17                                                               501,875
           1,000,000      AAA             5.625% due 6/15/27                                                             1,007,500
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         2,609,625
-----------------------------------------------------------------------------------------------------------------------------------
District of Columbia -- 0.4%
                                     District of Columbia, The American University Education Revenue,
                                        AMBAC-Insured:
           3,000,000      AAA             5.250% due 1/1/16                                                              2,913,750
          10,765,000      AAA             5.125% due 1/1/27                                                             10,105,644
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        13,019,394
-----------------------------------------------------------------------------------------------------------------------------------
Florida -- 7.5%
                                     Boynton Beach, FL Multi-Family Housing Revenue,
                                        Clipper Cove Apartments:
             750,000      A+              6.350% due 7/1/16                                                                775,313
           1,325,000      A+              6.400% due 7/1/21                                                              1,369,719


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
10                                       1997 Semi-Annual Report to Shareholders

===================================================================================================================================
 Schedule of Investments (unaudited)(continued)                                                                     August 31, 1997
===================================================================================================================================
        FACE
       AMOUNT           RATINGS                          SECURITY                                                          VALUE
===================================================================================================================================
Florida -- 7.5% (continued)
                                     Broward County, FL GO, Public Improvement Revenue:
        $  1,000,000      Aa2*          12.500% due 1/1/02                                                            $  1,308,750
           1,250,000      Aa2*          12.500% due 1/1/03                                                               1,712,500
           1,500,000      Aa2*          12.500% due 1/1/04                                                               2,139,375
           1,750,000      Aa2*          12.500% due 1/1/05                                                               2,587,812
           2,000,000      Aa2*          12.500% due 1/1/06                                                               3,047,500
           2,375,000      AAA        Celebration, FL Community Development District, Series B,
                                        MBIA-Insured, 5.500% due 5/1/19                                                  2,366,094
           4,740,000      AAA        Dade County, FL GO, MBIA-Insured, 5.125% due 10/1/21                                4,514,850
           5,980,000      AAA        Dade County, FL School District, MBIA-Insured,
                                        5.500% due 8/1/14                                                                6,107,075
                                     Dade County, FL Water and Sewer Revenue, FGIC-Insured:
          41,270,000      AAA           5.250% due 10/1/21                                                              39,877,138
          37,300,000      AAA           5.250% due 10/1/26                                                              35,947,875
           1,000,000      AAA        First Florida Governmental Financing Commission Revenue,
                                        AMBAC-Insured, 5.750% due 7/1/16                                                 1,027,500
           3,400,000      AAA        Florida State Correctional Privatization Commission COP, Youth
                                        Detention Facility, Series C, AMBAC-Insured, 5.000% due 8/1/17                   3,225,750
           3,980,000      AAA        Florida State University Revenue, Board of Regents, MBIA-Insured,
                                        5.125% due 5/1/26                                                                3,810,850
                                     Gainesville, FL Utilities Systems Revenue, Series A:
           9,600,000      AA            5.200% due 10/1/22                                                               9,288,000
           8,000,000      AA            5.200% due 10/1/26                                                               7,610,000
           6,715,000      AAA        Halifax, FL Hospital Medical Center Revenue, Series A, MBIA-Insured,
                                        5.250% due 10/1/15                                                               6,647,850
           6,190,000      AAA        Hillsborough County, FL Capital Improvement Program Revenue,
                                        Series A, MBIA-Insured, 5.125% due 7/1/22                                        5,926,925
           3,610,000      AAA        Jacksonville, FL Capital Improvement Revenue, (Gator Bowl Project),
                                        AMBAC-Insured, 5.250% due 10/1/25                                                3,533,288
           1,300,000      A-1+       Jacksonville, FL PCR, (Florida Power & Light Corp. Project),
                                        3.300% due 5/1/29 (d)                                                            1,300,000
           2,500,000      AAA        Martin County, FL Health Facilities Authority, Hospital Revenue,
                                        (Martin Memorial Medical Center Project), Series A,
                                        MBIA-Insured, 5.375% due 11/15/24                                                2,434,375
                                     Martin County, FL IDA, Indiantown Cogeneration:
          10,000,000      BBB-          Project A, 7.875% due 12/15/25 (a)(c)                                           11,462,500
           6,010,000      BBB-          Project B, 8.050% due 12/15/25 (c)                                               6,949,063
          58,100,000      Aaa*       Orange County, FL School Board, COP, Series A, MBIA-Insured,
                                        5.375% due 8/1/22                                                               57,083,250
                                     Reedy Creek, FL Import District Utilities Revenue:
           9,000,000      AAA           Series C, AMBAC-Insured, 5.000% due 6/1/19                                       8,460,000
          12,500,000      AAA           Series 1, MBIA-Insured, 5.000% due 10/1/19                                      11,750,000
           7,045,000      Aaa*       Sarasota, FL Hospital Revenue, (Sarasota Memorial Hospital Project),
                                        Series B, MBIA-Insured, 5.375% due 10/1/20                                       6,886,488
                                     Tampa, FL Revenue Bonds, (Florida Aquarium Inc. Project),
                                        (Pre-Refunded--Escrowed with U.S. government securities
                                        to 5/1/02 Call @ 102):
           2,800,000      NR              7.550% due 5/1/12 (b)                                                          3,199,000
           3,000,000      NR              7.750% due 5/1/27 (b)                                                          3,453,750

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Smith Barney Managed Municipals Fund Inc.                                     11

===================================================================================================================================
 Schedule of Investments (unaudited)(continued)                                                                     August 31, 1997
===================================================================================================================================
        FACE
       AMOUNT           RATINGS                          SECURITY                                                          VALUE
===================================================================================================================================
Florida -- 7.5% (continued)
         $ 2,180,000      AAA        Village Center, FL Community Development District, Recreational
                                        Revenue, Series A, MBIA-Insured, 5.850% due 11/1/16                           $  2,272,650
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       258,075,240
-----------------------------------------------------------------------------------------------------------------------------------
Georgia -- 2.0%
                                     Atlanta, GA Water & Sewer Revenue, FGIC-Insured:
          19,700,000      AAA           5.250% due 1/1/27                                                               18,912,000
          41,050,000      AAA           Second Lien, 5.250% due 1/1/27                                                  39,408,000
             580,000      AA-        Brunswick, GA Housing Authority, Multi-Family Housing Revenue,
                                        Cypress Mill, FHA-Insured, 9.750% due 8/1/26                                       642,350
          40,000,000      Aaa*       Richmond County, GA Development Authority Revenue, (Escrowed
                                        to Maturity with U.S. government securities), Series A,
                                        First Mortgage, zero coupon due 12/1/21                                         10,250,000
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        69,212,350
-----------------------------------------------------------------------------------------------------------------------------------
Illinois -- 4.7%
           2,000,000      AAA        Chicago, IL GO, Series 1993, FGIC-Insured, 5.375% due 1/1/13                        1,997,500
           4,395,000      AAA        Chicago, IL Midway Airport Revenue, Series A, MBIA-Insured,
                                        5.625% due 1/1/22                                                                4,400,493
          10,500,000      AAA        Chicago, IL O'Hare International Airport Revenue, Series C,
                                        MBIA-Insured, 5.000% due 1/1/18                                                  9,817,500
                                     Chicago, IL Skyway Toll Bridge Revenue, Series 1996, MBIA-Insured:
           5,000,000      AAA           5.375% due 1/1/11                                                                5,050,000
          33,100,000      AAA           5.500% due 1/1/23                                                               32,562,125
           7,000,000      AAA        Chicago, IL Water Revenue, FGIC-Insured, 5.000% due 11/1/25                         6,466,250
           3,750,000      AA         Illinois Developmental Finance Authority, PCR,
                                        5.700% due 8/15/26                                                               3,759,375
           3,000,000      AAA        Illinois State COP, Department of Central Management Services,
                                        Public Aid Building, MBIA-Insured, 5.650% due 7/1/17                             3,003,750
                                     Illinois State GO, FGIC-Insured:
           6,300,000      AAA           5.375% due 2/1/19                                                                6,205,500
          14,375,000      AAA           5.250% due 12/1/20                                                              13,925,781
                                     Metropolitan Pier & Exposition Authority,
                                        IL Tax Revenue, (McCormick Expansion
                                        Plan Project), Series A:
          54,925,000      AAA             AMBAC-Insured, 5.250% due 6/15/27                                             52,865,313
           4,410,000      AAA             FGIC-Insured, zero coupon due 6/15/21                                          1,152,112
                                          MBIA-Insured:
           5,000,000      AAA               Zero coupon due 12/15/19                                                     1,437,500
          17,550,000      AAA               Zero coupon due 12/15/21                                                     4,453,313
           5,000,000      AAA               Zero coupon due 12/15/22                                                     1,200,000
          44,575,000      AAA               Zero coupon due 12/15/24                                                     9,583,625
           2,000,000      AAA        Springfield, IL GO, Series C, MBIA-Insured, 5.375% due 12/1/21                      1,957,500
           1,000,000      AAA        University of Illinois Revenue Bonds, Auxiliary Facilities Systems,
                                        MBIA-Insured, 5.375% due 10/1/13                                                   995,000
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       160,832,637
-----------------------------------------------------------------------------------------------------------------------------------
Indiana -- 1.0%
           9,775,000      AAA        Avon, IN Community School Building Corp., First Mortgage,
                                        AMBAC-Insured, 5.250% due 1/1/22                                                 9,396,219
           3,005,000      AAA        Indiana Bond Bank, State Revenue, Guaranteed-State Revolving
                                        Fund, (Project A), 6.250% due 2/1/09                                             3,196,569

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
12                                       1997 Semi-Annual Report to Shareholders

===================================================================================================================================
 Schedule of Investments (unaudited)(continued)                                                                     August 31, 1997
===================================================================================================================================
        FACE
       AMOUNT           RATINGS                          SECURITY                                                          VALUE
===================================================================================================================================
Indiana -- 1.0% (continued)
                                     Indiana Health Facilities Financing Authority Revenue:
                                        Riverview Hospital:
        $    240,000      Baa1*           6.000% due 8/1/98                                                           $    241,413
             255,000      Baa1*           6.200% due 8/1/99                                                                258,506
             305,000      Baa1*           6.500% due 8/1/01                                                                314,150
             200,000      Baa1*           6.600% due 8/1/02                                                                207,250
           3,645,000      A2*           St. Anthony Medical/Home Inc., Series H, (Pre-Refunded--Escrowed
                                          with U.S. government securities to 10/1/97 Call @ 102),
                                          9.250% due 10/1/17 (b)                                                         3,732,261
          15,000,000      AAA        Rockport, IN PCR, Series A, AMBAC-Insured, 6.550% due 6/1/25                       16,087,500
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        33,433,868
-----------------------------------------------------------------------------------------------------------------------------------
Maryland -- 1.0%
           6,640,000      AAA        Baltimore, MD COP, Emergency Telecommunications Facilities,
                                        Series A, AMBAC-Insured, 5.000% due 10/1/17                                      6,374,400
                                     Baltimore, MD GO, Series A, FGIC-Insured:
           2,585,000      AAA           5.625% due 10/15/14                                                              2,675,475
           2,745,000      AAA           5.750% due 10/15/15                                                              2,858,231
           1,165,000      AAA           5.750% due 10/15/16                                                              1,210,144
           2,000,000      AAA        Baltimore, MD Mortgage Revenue, (Northbrooke Apartments
                                        Project), GNMA-Collateralized, Series A, 6.350% due 1/20/21                      2,107,500
           1,375,000      AAA        Charles County, MD Mortgage Revenue, (Holly Station Project),
                                        Series A, FHA-Insured, 6.450% due 5/1/26                                         1,440,313
          56,000,000      NR         Maryland State Energy Financing Administration, Solid Waste
                                        Disposal Revenue, (Hagerstown Project),
                                        9.000% due 10/15/16 (a)(c)                                                      17,360,000
           1,750,000      Aa2*       Montgomery County, MD Housing Opportunities Community,
                                        Single-Family Mortgage Revenue, Series A, 5.750% due 7/1/13                      1,798,125
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        35,824,188
-----------------------------------------------------------------------------------------------------------------------------------
Massachusetts -- 6.9%
           2,200,000      AAA        Holyoke, MA GO, Series A, FSA-Insured, 5.500% due 6/15/16                           2,233,000
                                     Massachusetts Bay Transportation Authority:
                                        Series B, General Transportation System:
                                          AMBAC-Insured:
          15,380,000      AAA               5.375% due 3/1/20                                                           15,130,075
          20,890,000      AAA               5.375% due 3/1/25                                                           20,472,200
                                          FSA-Insured:
          15,000,000      AAA               5.250% due 3/1/20                                                           14,512,500
          41,950,000      AAA               5.250% due 3/1/26                                                           40,324,438
                                     Massachusetts Municipal Wholesale Electric Co., Power Supply
                                        System Revenue:
                                          Series A, AMBAC-Insured:
          11,900,000      AAA               5.000% due 7/1/14                                                           11,334,750
           2,950,000      AAA               5.000% due 7/1/17                                                            2,761,938
           9,435,000      AAA             Series B, MBIA-Insured, 5.000% due 7/1/17                                      8,833,519
                                     Massachusetts State GO, Series C, AMBAC-Insured:
          13,990,000      AAA           5.000% due 8/1/13                                                               13,570,300
          10,000,000      AAA           5.000% due 8/1/14                                                                9,637,500

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Smith Barney Managed Municipals Fund Inc.                                     13

===================================================================================================================================
 Schedule of Investments (unaudited)(continued)                                                                     August 31, 1997
===================================================================================================================================
        FACE
       AMOUNT           RATINGS                          SECURITY                                                          VALUE
===================================================================================================================================
Massachusetts -- 6.9% (continued)
                                     Massachusetts State, Health and Educational Facilities
                                        Authority Revenue, MBIA-Insured:
        $  3,290,000      AAA             Berklee School of Music, 5.100% due 10/1/27                                 $  3,102,437
           3,000,000      AAA             New England Medical Center, 3.100% due 7/1/13                                  2,655,000
                                     Massachusetts State Industrial Finance Agency Revenue:
           2,600,000      AAA           Merrimack College, MBIA-Insured, 5.000% due 7/1/27                               2,427,750
          31,700,000      NR            Solid Waste Disposal Revenue, Massachusetts
                                          Recycling Association, Series A, 9.000% due 8/1/16 (c)                        11,887,500
           1,765,000      AAA           Worcester Polytechnic Institute, MBIA-Insured,
                                          5.125% due 9/1/12                                                              1,780,444
          32,280,000      Aa3*       Massachusetts State Port Authority Revenue, Series A,
                                        5.000% due 7/1/27                                                               29,899,350
                                     Massachusetts State Water Resources Authority:
          27,785,000      AAA           MBIA-Insured, 5.000% due 12/1/25                                                25,874,781
                                          Series B:
           3,000,000      A                 5.500% due 3/1/17                                                            3,003,750
          10,000,000      AAA               4.000% due 12/1/18                                                           8,212,500
          10,000,000      AAA             Series C, 5.250% due 12/1/20                                                   9,712,500
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       237,366,232
-----------------------------------------------------------------------------------------------------------------------------------
Michigan -- 5.1%
             600,000      AAA        Central Michigan University Revenue, FGIC-Insured,
                                        5.500% due 10/1/26                                                                 598,500
          21,585,000      AAA        Detroit & Wayne County, MI Stadium Authority Revenue,
                                        FGIC-Insured, 5.250% due 2/1/27                                                 20,640,656
           2,090,000      AAA        Grand Valley, MI State University Revenue, MBIA-Insured,
                                        5.250% due 10/1/17                                                               2,058,650
           2,140,000      AAA        Ingham County, MI Building Authority, AMBAC-Insured,
                                        5.000% due 11/1/16                                                               2,011,600
          22,625,000      AA+        Michigan Municipal Board Authority, PCR,
                                        5.125% due 10/1/20                                                              21,663,438
          40,730,000      AAA        Michigan Public Power Agency Revenue, (Belle River Project),
                                        Series A, MBIA-Insured, 5.250% due 1/1/18                                       39,457,188
                                     Michigan State Hospital Finance Authority Revenue,
                                        Mercy Health Services, AMBAC-Insured:
           2,500,000      AAA             Series Q, 5.375% due 8/15/26                                                   2,431,250
           1,000,000      AAA             Series R, 5.375% due 8/15/16                                                     982,500
          17,000,000      NR         Michigan State Strategic Funding Limited Obligation Revenue,
                                        (Blue Water Fiber Project), 8.000% due 1/1/12 (c)(e)                            11,390,000
          56,625,000      NR         Midland County, MI Economic Development Corp.,
                                        PCR, Subordinated Limited Obligation, Series B,
                                        9.500% due 7/23/09 (c)                                                          62,287,500
           3,000,000      AAA        Northern Michigan University Revenue, MBIA-Insured,
                                        5.125% due 12/1/20                                                               2,850,000
                                     Rockford, MI Public Schools, GO, FGIC-Insured:
           1,000,000      AAA           5.250% due 5/1/22                                                                  962,500
           1,300,000      AAA           5.250% due 5/1/27                                                                1,241,500
           5,750,000      AAA        Wayne County, MI Building Authority, Capital Improvement,
                                        Series A, MBIA-Insured, 5.250% due 6/1/16                                        5,728,437
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       174,303,719
-----------------------------------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
14                                       1997 Semi-Annual Report to Shareholders

===================================================================================================================================
 Schedule of Investments (unaudited)(continued)                                                                     August 31, 1997
===================================================================================================================================
        FACE
       AMOUNT           RATINGS                          SECURITY                                                          VALUE
===================================================================================================================================
Minnesota -- 0.1%
-----------------------------------------------------------------------------------------------------------------------------------
        $  5,000,000      AA+        North St. Paul, MN ISD 622, Series A, 5.125% due 2/1/20                          $  4,856,250
-----------------------------------------------------------------------------------------------------------------------------------
Mississippi -- 0.1%
           1,000,000      P-1*       Jackson County, MS PCR, (Chevron Project), 3.800% due 6/1/23 (d)                    1,000,000
-----------------------------------------------------------------------------------------------------------------------------------
Missouri -- 1.3%
           4,750,000      AAA        Fenton, MO COP, (Capital Improvements Project), MBIA-Insured,
                                        5.125% due 9/1/17                                                                4,637,188
          23,235,000      AAA        Kansas City, MO Municipal Assistance Corp., Series A,
                                        MBIA-Insured, 5.000% due 4/15/20                                                21,869,944
                                     Missouri State Environmental Import &
                                        Energy Resource Authority, PCR, State
                                        Revolving Fund, Series E:
           1,040,000      Aa1*            5.200% due 1/1/10                                                              1,064,700
           2,235,000      Aa1*            5.250% due 1/1/19                                                              2,204,269
           2,250,000      AAA        Missouri State Health & Educational Facilities Authority, Health
                                        Facilities Revenue, St. Lukes Mission, MBIA-Insured, Series A,
                                        5.375% due 11/15/21                                                              2,207,813
           5,400,000      AAA        St. Louis, MO Regional Convention & Sports Complex Authority,
                                        AMBAC-Insured, 5.300% due 8/15/20                                                5,244,750
           7,500,000      AAA        Sikestown, MO Electric Revenue, MBIA-Insured,
                                        5.000% due 6/1/22                                                                7,040,625
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        44,269,289
-----------------------------------------------------------------------------------------------------------------------------------
Montana -- 0.9%
          33,400,000      NR         Montana State Board, Resource Recovery Revenue,
                                        (Yellowstone Energy LP Project), 7.000% due 12/31/19 (a)(c)                     32,314,500
-----------------------------------------------------------------------------------------------------------------------------------
Nebraska -- 0.8%
                                     Nebraska Public Power District Revenue, Series A, MBIA-Insured:
          24,565,000      AAA           Electric System Revenue, 5.250% due 1/1/28                                      23,613,106
           5,000,000      AAA           Power Supply System, 5.250% due 1/1/28                                           4,806,250
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        28,419,356
-----------------------------------------------------------------------------------------------------------------------------------
Nevada -- 0.1%
           1,500,000      A-1+       Clark County, NV IDR, (Cogeneration Association Project),
                                        2.350% due 11/1/21 (c)(d)                                                        1,500,000
-----------------------------------------------------------------------------------------------------------------------------------
New Hampshire -- 0.7%
          23,500,000      BBB-       New Hampshire IDA, PCR Bonds, United Illuminating, Series B,
                                        10.750% due 10/1/12 (a)(c)                                                      24,318,270
-----------------------------------------------------------------------------------------------------------------------------------
New Jersey -- 0.1%
           2,500,000      Aaa*       New Jersey Economic Development Authority Revenue,
                                        (Hillcrest Health Service Systems Project),
                                        AMBAC-Insured, 5.375% due 1/1/16                                                 2,503,125
-----------------------------------------------------------------------------------------------------------------------------------
New Mexico -- 0.1%
           3,550,000      Aaa*       Santa Fe, NM Single-Family Mortgage Revenue,
                                        FNMA & GNMA-Collateralized, 6.300% due 11/1/28 (c)                               3,660,938
-----------------------------------------------------------------------------------------------------------------------------------
New York -- 7.6%
           4,945,000      AAA        Dutchess County, NY IDA, Civic Facilities Revenue,
                                        (Bard College Project), AMBAC-Insured, 5.375% due 6/1/27                         4,839,919
           2,960,000      AA         Housing Corp. of New York Revenue, 5.500% due 11/1/20                               2,926,700

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Smith Barney Managed Municipals Fund Inc.                                     15

===================================================================================================================================
 Schedule of Investments (unaudited)(continued)                                                                     August 31, 1997
===================================================================================================================================
        FACE
       AMOUNT           RATINGS                          SECURITY                                                          VALUE
===================================================================================================================================
New York -- 7.6% (continued)
        $  2,695,000      AAA        New York City, NY Education Construction Fund Revenue,
                                        AMBAC-Insured, 5.500% due 4/1/16                                              $  2,701,738
           1,280,000      AAA        New York City, NY IDA, Civic Facilities Revenue, (Trinity Episcopal
                                        School Corp. Project), MBIA-Insured, 5.250% due 6/15/17                          1,254,400
                                     New York City, NY Municipal Water Financing Authority,
                                        Water & Sewer Revenue:
          11,950,000      AAA             MBIA-Insured, 5.375% due 6/15/19                                              11,815,563
                                          Series A:
           7,150,000      A2*               5.125% due 6/15/17                                                           6,819,313
          17,840,000      A2*               5.125% due 6/15/21                                                          16,925,700
           6,145,000      AAA               AMBAC-Insured, 5.125% due 6/15/22                                            5,899,200
          44,870,000      AAA               FSA-Insured, 5.375% due 6/15/26                                             43,972,600
          13,840,000      AAA             Series B, AMBAC-Insured, 5.375% due 6/15/19                                   13,684,300
          17,000,000      AAA        New York Metropolitan Transportation Authority, Dedicated
                                        Tax Fund, Series A, MBIA-Insured, 5.250% due 4/1/26                             16,362,500
                                     New York State Dormitory Authority:
                                        City University:
           6,000,000      AAA             Series A, FGIC-Insured, 5.375% due 7/1/14                                      6,022,500
          16,260,000      AAA             Series 1, AMBAC-Insured, 5.375% due 7/1/25                                    15,975,450
           5,000,000      AAA             Series 2, MBIA-Insured, 6.250% due 7/1/19                                      5,268,750
                                        Iona College, MBIA-Insured:
             485,000      AAA             6.600% due 7/1/07                                                                526,831
             420,000      AAA             6.600% due 7/1/08                                                                455,700
             555,000      AAA             6.600% due 7/1/09                                                                601,481
             540,000      AAA             6.700% due 7/1/10                                                                586,575
          14,765,000      AAA           Montefiore Medical Center, AMBAC-Insured, 5.250% due 2/1/15                     14,598,893
           5,750,000      AAA           Mount Sinai School of Medicine, Series A, MBIA-Insured,
                                          5.000% due 7/1/21                                                              5,369,063
           5,250,000      AAA           Municipal Health Facilities, Series A, FSA-Insured,
                                          5.500% due 5/15/24                                                             5,250,000
           2,260,000      AAA           The New School For Social Research, MBIA-Insured,
                                          5.625% due 7/1/16                                                              2,305,200
           5,000,000      AAA           Pace University, MBIA-Insured, 5.625% due 7/1/17                                 5,100,000
           2,000,000      A          New York State GO, 12.000% due 11/15/03                                             2,777,500
                                     New York State Medical Care Facilities, Financing Agency Revenue:
          10,000,000      AAA           FGIC-Insured, 5.250% due 2/15/19                                                 9,650,000
             840,000      AAA           Series A, FHA-Insured, 5.375% due 2/15/25                                          825,300
           8,350,000      AAA           Series F, FSA-Insured, 5.250% due 2/15/21                                        7,963,813
           2,825,000      AAA        New York State Thruway Authority Revenue, Series B,
                                        MBIA-Insured, 5.000% due 1/1/20                                                  2,655,500
                                     New York State Urban Development Corp. Revenue:
           4,000,000      AAA           AMBAC-Insured, 5.250% due 1/1/18                                                 3,905,000
           3,250,000      AAA           FSA-Insured, 5.250% due 1/1/21                                                   3,128,125
             100,000      A-1+       Port Authority of New York & New Jersey Revenue Bonds, Versatile
                                        Structure Obligation, 3.250% due 4/1/24 (d)                                        100,000
                                     Triborough Bridge & Tunnel Authority of New
                                        York, General Purpose Revenue Bonds,
                                        Series A:
          10,000,000      Aa*             5.200% due 1/1/20                                                              9,562,500
          24,350,000      Aa*             5.000% due 1/1/24                                                             22,523,750
           1,100,000      AAA        Troy City, NY Municipal Assistance Corp., Series A,
                                        MBIA-Insured, 5.000% due 1/15/16                                                 1,050,500

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
16                                       1997 Semi-Annual Report to Shareholders

===================================================================================================================================
 Schedule of Investments (unaudited)(continued)                                                                     August 31, 1997
===================================================================================================================================
        FACE
       AMOUNT           RATINGS                          SECURITY                                                          VALUE
===================================================================================================================================
New York -- 7.6% (continued)
        $  6,000,000      AAA        Upper Mohawk, NY Regional Water Systems Revenue, Series A,
                                        FSA-Insured, 5.125% due 10/1/26                                               $  5,655,000
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       259,059,364
-----------------------------------------------------------------------------------------------------------------------------------
North Carolina -- 0.9%
           4,500,000      A*         Carteret County, NC COP, (Elementary School Project),
                                        6.500% due 2/1/07                                                                4,803,750
             500,000      AAA        Gaston County, NC COP, (Public Facilities Project), MBIA-Insured,
                                        5.250% due 12/1/16                                                                 493,125
           3,780,000      AA         North Carolina Medical Care, Community Health Care Facilities
                                        Revenue, (Carolina Medicorp Project), 5.125% due 5/1/16                          3,647,700
          16,755,000      AAA        North Carolina Municipal Power Agency, Catawaba Electric Revenue,
                                        Series A, AMBAC-Insured, 5.375% due 1/1/20                                      16,398,956
           5,000,000      AA         University of North Carolina at Chapel Hill Hospital Revenue,
                                        5.250% due 2/15/26                                                               4,850,000
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        30,193,531
-----------------------------------------------------------------------------------------------------------------------------------
North Dakota -- 0.1%
           1,000,000      A*         Grand Forks, ND Housing Facilities Revenue, Senior United Health
                                       Resources, (Pre-Refunded--Escrowed with U.S. government
                                       securities to 12/1/97 Call @ 102), 9.250% due 12/1/10 (b)                         1,032,770
-----------------------------------------------------------------------------------------------------------------------------------
Ohio -- 3.3%
                                     Akron, Bath and Copley, OH Joint Township, Hospital Revenue Bonds:
           3,000,000      Aaa*          Akron City Hospital Project, (Pre-Refunded--Escrowed with U.S.
                                          government securities to 11/15/97 Call @ 102),
                                          8.875% due 11/15/07                                                            3,089,970
                                        Akron General Medical Center Project, AMBAC-Insured:
          14,630,000      AAA             5.375% due 1/1/17                                                             14,575,138
          20,000,000      AAA             5.375% due 1/1/22                                                             19,725,000
           3,490,000      AAA             5.375% due 1/1/27                                                              3,420,200
           1,000,000      Aaa*       Brecksville-Broadview Heights, OH City School District,
                                        FGIC-Insured, 6.500% due 12/1/16                                                 1,118,750
                                     Clermont County, OH Hospital Facility
                                        Revenue, Mercy Health Systems, Series B,
                                        AMBAC-Insured:
           3,415,000      AAA             5.625% due 9/1/16                                                              3,453,419
           1,300,000      AAA             5.625% due 9/1/21                                                              1,311,375
                                     Cleveland, OH Waterworks Revenue, Refunding
                                        & Improvement, First Mortgage, Series H,
                                        MBIA-Insured:
           1,000,000      AAA             5.625% due 1/1/13                                                              1,028,750
           1,000,000      AAA             5.700% due 1/1/14                                                              1,030,000
                                     Cuyahoga County, OH Hospital Revenue, Metrohealth Systems,
                                        MBIA-Insured:
           1,000,000      AAA             5.375% due 2/15/12                                                             1,005,000
           1,000,000      AAA             5.625% due 2/15/17                                                             1,012,500
           3,000,000      AAA        Cuyahoga County, OH Port Authority Revenue, Rock & Roll
                                        Hall of Fame, AMBAC-Insured, 5.400% due 12/1/15                                  2,973,750
           2,500,000      A-1+       Hamilton County, OH Hospital Revenue, MBIA-Insured,
                                        3.100% due 1/1/18 (d)                                                            2,500,000
          46,885,000      AAA        Lorrain County, OH Hospital Revenue, Catholic Healthcare Partners,
                                        MBIA-Insured, 5.500% due 9/1/27                                                 46,298,938

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Smith Barney Managed Municipals Fund Inc.                                     17

===================================================================================================================================
 Schedule of Investments (unaudited)(continued)                                                                     August 31, 1997
===================================================================================================================================
        FACE
       AMOUNT           RATINGS                          SECURITY                                                          VALUE
===================================================================================================================================
Ohio -- 3.3% (continued)
        $  1,500,000      NR         Ohio State Solid Waste Revenue, Republic Engineered Steels Inc.,
                                        9.000% due 6/1/21 (c)                                                         $  1,552,500
           1,585,000      AAA        Twinsburg, OH Local School District, FGIC-Insured,
                                        5.900% due 12/1/21                                                               1,654,343
                                     University of Akron, OH General Revenue, AMBAC-Insured:
           1,000,000      AAA           5.125% due 1/1/11                                                                1,002,500
           1,000,000      AAA           5.125% due 1/1/12                                                                  997,500
           2,000,000      AAA           5.250% due 1/1/17                                                                1,960,000
           2,525,000      AAA           5.250% due 1/1/22                                                                2,449,250
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       112,158,883
-----------------------------------------------------------------------------------------------------------------------------------
Oklahoma -- 0.1%
           1,975,000      AA         Tulsa, OK Industrial Authority, Hospital Revenue, St. John's Medical
                                        Center, 6.250% due 2/15/17                                                       2,086,093
           1,455,000      AAA        Tulsa, OK Metropolitan Utility Authority, Utility Revenue,
                                        MBIA-Insured, 5.750% due 9/1/25                                                  1,482,281
           1,000,000      AA-        Woods County, OK IDA, Revenue Refunding, (Cargill Inc. Project),
                                        6.250% due 10/1/14                                                               1,072,500
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         4,640,874
-----------------------------------------------------------------------------------------------------------------------------------
Oregon -- 0.2%
           6,950,000      AA         Oregon State GO, Series B, 6.375% due 8/1/24                                        7,314,875
-----------------------------------------------------------------------------------------------------------------------------------
Pennsylvania -- 1.8%
           6,500,000      AAA        Allegheny County, PA Airport Revenue, Pittsburgh International Airport,
                                        Series B, MBIA-Insured, 5.000% due 1/1/19                                        6,101,875
                                     Delaware County, PA Interboro School District GO, MBIA-Insured:

             985,000      AAA           5.150% due 8/15/13                                                                 966,531
             935,000      AAA           5.200% due 8/15/14                                                                 916,300
           1,150,000      AAA           5.300% due 8/15/17                                                               1,115,500
           1,600,000      AAA           5.375% due 8/15/22                                                               1,552,000
           1,000,000      AAA           5.375% due 8/15/25                                                                 961,250
           4,000,000      AAA        Lehigh County, PA General Purpose Authority Revenue,
                                        Good Shepherd Rehabilitation Hospital, AMBAC-Insured,
                                        5.250% due 11/15/27                                                              3,835,000
           3,240,000      AAA        Lewisburg, PA Area School District, MBIA-Insured,
                                        5.125% due 3/15/18                                                               3,094,200
           7,765,000      AAA        Northeastern Pennsylvania Hospital & Education Authority,
                                        Wyoming Valley Health Care, Series A, AMBAC-Insured,
                                        5.250% due 1/1/26                                                                7,473,812
                                     Owen J. Roberts School District, Series A, MBIA-Insured:
           1,515,000      AAA           5.200% due 5/15/12                                                               1,524,469
           1,570,000      AAA           5.250% due 5/15/13                                                               1,579,812
           1,670,000      AAA           5.300% due 5/15/14                                                               1,674,175
           4,565,000      AAA           5.375% due 5/15/18                                                               4,530,762
                                     Pennsylvania Economic Development Financing Authority Revenue,
                                        (Northhampton Generating Project), Series C:
           2,000,000      NR              6.875% due 1/1/11 (c)                                                          2,007,500
          12,000,000      NR              6.950% due 1/1/21 (c)                                                         11,910,000
           2,500,000      VMIG 1*    Pennsylvania State Higher Education Facilities Authority,
                                        3.100% due 11/15/35 (d)                                                          2,500,000

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
18                                       1997 Semi-Annual Report to Shareholders

===================================================================================================================================
 Schedule of Investments (unaudited)(continued)                                                                     August 31, 1997
===================================================================================================================================
        FACE
       AMOUNT           RATINGS                          SECURITY                                                          VALUE
===================================================================================================================================
Pennsylvania -- 1.8% (continued)
                                     Philadelphia, PA School District GO, Series A, AMBAC-Insured, Series B:
        $  1,000,000      AAA             5.000% due 4/1/10                                                           $    991,250
           1,000,000      AAA             5.000% due 4/1/11                                                                985,000
           1,000,000      AAA             5.000% due 4/1/12                                                                983,750
           3,310,000      AAA             5.250% due 4/1/17                                                              3,227,250
           2,220,000      AAA             5.375% due 4/1/19                                                              2,181,150
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        60,111,586
-----------------------------------------------------------------------------------------------------------------------------------
South Carolina -- 0.1%
           2,625,000      AAA        Berkeley County, SC School District COP, MBIA-Insured,
                                        5.250% due 2/1/16                                                                2,559,375
-----------------------------------------------------------------------------------------------------------------------------------
Tennessee -- 0.7%
                                     Chattanooga, TN Health, Educational & Housing Facility Board,
                                        Mortgage Revenue, Red Bank Health Care, FHA-Insured:
              30,000      A               11.250% due 2/1/00                                                                34,275
              90,000      A               11.250% due 8/1/00                                                               105,300
             100,000      A               11.250% due 2/1/01                                                               119,250
             105,000      A               11.250% due 8/1/01                                                               127,837
             110,000      A               11.250% due 2/1/02                                                               136,262
             115,000      A               11.250% due 8/1/02                                                               145,187
             120,000      A               11.250% due 2/1/03                                                               153,450
             130,000      A               11.250% due 8/1/03                                                               169,162
             135,000      A               11.250% due 2/1/04                                                               176,850
             145,000      A               11.250% due 8/1/04                                                               192,850
             150,000      A               11.250% due 2/1/05                                                               202,500
             180,000      A               11.250% due 8/1/05                                                               246,375
          11,000,000      NR         Hardeman County, TN Correctional Facilities Corp.,
                                        7.750% due 8/1/17                                                               11,838,750
           1,500,000      AAA        Metropolitan Government Nashville & Davidson County, TN Health
                                        & Educational Facilities Board, Refunding & Improvement,
                                        Meharry Medical College, AMBAC-Insured, 5.000% due 12/1/24                       1,402,500
                                     Shelby County, TN Health, Educational & Housing Facilities Board,
                                        Hospital Revenue, Methodist Health System, MBIA-Insured:
           2,500,000      AAA             5.200% due 8/1/13                                                              2,456,250
           1,500,000      AAA             5.250% due 8/1/14                                                              1,473,750
           5,000,000      AAA             5.300% due 8/1/15                                                              4,906,250
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        23,886,798
-----------------------------------------------------------------------------------------------------------------------------------
Texas -- 14.5%
                                     Austin, TX Utility Systems Revenue, FSA-Insured:
           5,160,000      AAA           5.125% due 11/15/16                                                              4,927,800
           4,000,000      AAA           5.125% due 11/15/17                                                              3,835,000
                                     Austin, TX Water, Sewer & Electric Authority Revenue Bonds:
          50,590,000      A*            14.000% due 11/15/01 (f)                                                        62,984,550
             855,000      A*            Pre-Refunded--Escrowed with U.S. government securities to
                                          5/15/99 Call @ 100, 14.000% due 11/15/01 (b)                                     983,250
             960,000      A*            Pre-Refunded--Escrowed with U.S. government securities to
                                          various call dates (5/15/98 to 11/15/01) Call @ 100,
                                          14.000% due 11/15/01 (b)                                                       1,146,000

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Smith Barney Managed Municipals Fund Inc.                                     19

===================================================================================================================================
 Schedule of Investments (unaudited)(continued)                                                                     August 31, 1997
===================================================================================================================================
        FACE
       AMOUNT           RATINGS                          SECURITY                                                          VALUE
===================================================================================================================================
Texas -- 14.5% (continued)
                                     Bexar County, TX Health Facilities Development Corp. Revenue,
                                        Baptist Health System, Series A, MBIA-Insured:
        $ 38,440,000      AAA             5.375% due 11/15/22                                                         $ 37,479,000
          12,120,000      AAA             5.250% due 11/15/27                                                           11,544,300
           7,000,000      AAA        Brownsville, TX Utilities Systems Revenue, AMBAC-Insured,
                                        5.250% due 9/1/20                                                                6,763,750
                                     Burleson, TX ISD, PSFG:
           4,795,000      Aaa*          6.750% due 8/1/24                                                                5,304,468
          11,740,000      NR            Pre-Refunded--Escrowed with U.S. government securities to
                                          8/1/06 Call @ 100, 6.750% due 8/1/24 (b)                                      13,471,650
                                     Conroe, TX ISD, PSFG:
           3,000,000      AAA           Series A, 5.600% due 2/15/21                                                     3,018,750
                                        Series B:
           1,000,000      AAA             5.450% due 2/1/15                                                              1,010,000
           1,075,000      AAA             5.450% due 2/1/16                                                              1,085,750
                                     Copperas Cove Island, TX ISD, PSFG Refunding:
           1,960,000      AAA           5.600% due 2/1/13                                                                2,011,450
           2,035,000      AAA           5.600% due 2/1/14                                                                2,080,787
           6,105,000      AAA        El Paso County, TX Community College District Revenue,
                                        AMBAC-Insured, 5.375% due 4/1/19                                                 5,967,637
           1,215,000      AAA        Fort Bend County, TX Levee Improvement District No. 011,
                                        MBIA-Insured, 5.875% due 3/1/13                                                  1,268,156
           3,000,000      AAA        Harris County, TX Health Facilities, (Texas Medical Center
                                        Parking Project), MBIA-Insured, 5.900% due 5/15/20                               3,082,500
                                     Harris County, TX Health Facilities Development Corp. Revenue:
           4,325,000      AA            Series B, 5.750% due 7/1/27                                                      4,379,062
          12,000,000      A-1+          St. Lukes Hospital, 3.600% due 2/15/27 (d)                                      12,000,000
           1,000,000      Aa3*       Harris County, TX Industrial Development Corp., IDR, Cargill Inc.,
                                        7.000% due 10/1/15 (d) 1,100,000 Harris
                                     County, TX Toll Road Revenue:
           5,800,000      AA            5.100% due 8/15/15                                                               5,662,250
          10,655,000      AA            5.125% due 8/15/17                                                              10,282,075
          17,020,000      AA            5.000% due 8/15/21                                                              15,871,150
          30,820,000      AAA           FGIC-Insured, 5.375% due 8/15/20                                                30,280,650
                                        MBIA-Insured:
          14,200,000      AAA             5.125% due 8/15/17                                                            13,685,250
           9,125,000      AAA             5.000% due 8/15/24                                                             8,463,437
           8,520,000      AAA        Houston, TX Airport System Revenue, FGIC-Insured,
                                        5.125% due 7/1/22                                                                8,136,600
                                     Houston, TX Community College System Revenue, MBIA-Insured:
           1,705,000      AAA           5.600% due 4/15/14                                                               1,743,362
           3,295,000      AAA           5.650% due 4/15/15                                                               3,356,781
                                     Houston, TX Water & Sewer Revenue:
                                        Series A:
                                          FGIC-Insured:
           6,095,000      AAA               5.250% due 12/1/21                                                           5,950,243
          25,195,000      AAA               5.250% due 12/1/22                                                          24,565,125
          21,765,000      AAA               5.375% due 12/1/27                                                          21,356,906
          40,000,000      AAA             MBIA-Insured, 5.250% due 12/1/25                                              38,950,000
          13,895,000      AAA           Series C, FGIC-Insured, 5.250% due 12/1/22                                      13,547,625

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
20                                       1997 Semi-Annual Report to Shareholders

===================================================================================================================================
 Schedule of Investments (unaudited)(continued)                                                                     August 31, 1997
===================================================================================================================================
        FACE
       AMOUNT           RATINGS                          SECURITY                                                          VALUE
===================================================================================================================================
Texas -- 14.5% (continued)
                                     Kilgore, TX ISD, GO, PSFG:
        $    525,000      Aaa*          5.400% due 2/15/14                                                            $    532,218
             400,000      Aaa*          5.375% due 2/15/15                                                                 403,000
                                     La Porte, TX ISD, GO, PSFG:
             500,000      AAA           5.500% due 2/15/14                                                                 509,375
             500,000      AAA           5.500% due 2/15/15                                                                 506,875
             500,000      AAA           5.500% due 2/15/16                                                                 506,875
             880,000      AAA           5.250% due 2/15/19                                                                 861,300
           1,260,000      AAA        Leander, TX ISD, PSFG, 5.600% due 8/15/15                                           1,280,475
           2,000,000      AAA        Montgomery County, TX COP, Series A, MBIA-Insured,
                                        5.000% due 3/1/18                                                                1,897,500
                                     North Central, TX Health Development Corp. Revenue,
                                        (Zale Lipshy University Project), FSA-Insured:
           9,820,000      AAA             5.450% due 4/1/15                                                              9,709,525
           4,175,000      AAA             5.450% due 4/1/19                                                              4,070,625
                                     Nueces River, TX Water Supply Facilities, (Corpus Christi Lake
                                        Project), FSA-Insured:
           1,545,000      AAA             5.250% due 7/15/17                                                             1,529,550
           3,630,000      AAA             5.500% due 3/1/27                                                              3,616,388
           1,025,000      AAA        Port Arthur, TX GO, MBIA-Insured, 5.500% due 2/15/16                                1,036,531
             700,000      A-1+       Sabine River, TX PCR, Texas Utilities Electric Co.,
                                        Series B, 3.450% due 3/1/26 (c)(d)                                                 700,000
           4,585,000      AA         San Antonio, TX GO, Series A, 5.000% due 8/1/16                                     4,367,213
           7,460,000      Aaa*       Socorro, TX ISD, PSFG, 5.125% due 2/15/27                                           7,031,050
                                     Texas State Public Finance Authority, Building Revenue,
                                        AMBAC-Insured:
           2,650,000      AAA             5.000% due 8/1/13                                                              2,563,875
           2,800,000      AAA             5.000% due 8/1/14                                                              2,688,000
           2,960,000      AAA             5.000% due 8/1/15                                                              2,823,100
          42,050,000      AAA        Texas State Turnpike Authority Revenue, George Bush Turnpike,
                                        FGIC-Insured, 5.250% due 1/1/23                                                 40,525,688
                                     Texas State Water Development GO:
           5,000,000      AA            5.000% due 8/1/19                                                                4,687,500
           3,435,000      AA            5.250% due 8/1/28                                                                3,323,363
                                     Tyler, TX Health Facilities Development Corp., (East Texas
                                        Medical Center Project):
                                          FSA-Insured:
                                            Series B:
           2,000,000      AAA                  5.500% due 11/1/17                                                        2,007,500
           4,000,000      AAA                  5.600% due 11/1/27                                                        4,000,000
           3,250,000      AAA               Series C, 5.500% due 11/1/17                                                 3,262,188
           1,600,000      AAA             MBIA-Insured, Series A, 5.500% due 11/1/17                                     1,606,000
           2,500,000      AAA        Victoria, TX Utility Systems Revenue, Series A, MBIA-Insured,
                                        5.000% due 12/1/21                                                               2,334,375
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       495,675,403
-----------------------------------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Smith Barney Managed Municipals Fund Inc.                                     21

===================================================================================================================================
 Schedule of Investments (unaudited)(continued)                                                                     August 31, 1997
===================================================================================================================================
        FACE
       AMOUNT           RATINGS                          SECURITY                                                          VALUE
===================================================================================================================================
Utah -- 3.6%
                                     Intermountain Power Agency, UT Power Supply Revenue:
        $ 15,335,000      Aa*           Series A, 5.000% due 7/1/23                                                   $ 13,878,175
                                        Series D:
         106,795,000      A+              5.000% due 7/1/21                                                             99,719,831
          11,000,000      A+              5.000% due 7/1/23                                                             10,092,500
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       123,690,506
-----------------------------------------------------------------------------------------------------------------------------------
Virginia -- 4.8%
                                     Arlington County, VA IDA Multi-Family Housing Revenue:
             705,000      A             6.300% due 7/1/16                                                                  743,775
             750,000      A             6.350% due 7/1/20                                                                  791,250
           1,000,000      A             6.375% due 7/1/25                                                                1,056,250
                                     Chesapeake Bay, VA Bridge & Tunnel Commission District Revenue,
                                        General Resolution, MBIA-Insured:
           2,000,000      AAA             5.250% due 7/1/19                                                              1,945,000
           5,025,000      AAA             5.000% due 7/1/22                                                              4,704,656
           4,000,000      AAA        Hanover County, VA Water & Sewer Systems,
                                        MBIA-Insured, 5.250% due 2/1/26                                                  3,900,000
                                     Harrisonburg, VA Redevelopment & Housing Authority,
                                        Multi-Family Housing Revenue, (Battery Heights Project),
                                        Series A, GNMA-Collateralized:
           1,425,000      AAA             6.100% due 4/20/16                                                             1,492,687
           2,715,000      AAA             6.150% due 4/20/26                                                             2,840,569
             500,000      AAA        Lynchburg, VA Redevelopment & Housing Authority Revenue,
                                        Waldon Pond, Series A, GNMA-Collateralized,
                                        6.200% due 7/20/27                                                                 525,625
           2,160,000      AA         Norfolk, VA Redevelopment & Housing Authority, Educational
                                        Facilities Revenue, Tidewater Community College Campus,
                                        5.875% due 11/1/15                                                               2,257,200
                                     Northern Virginia Transit District Commuter Rail Revenue,
                                        (Virginia Railway Express Project), MBIA-Insured:
           1,245,000      AAA             5.150% due 7/1/12                                                              1,249,669
           1,000,000      AAA             5.200% due 7/1/13                                                              1,003,750
           7,000,000      AAA             5.400% due 7/1/17                                                              7,026,250
             200,000      AAA        Peninsula, VA Port Authority, PCR, (Shell Oil Project),
                                        3.350% due 12/1/05 (d)                                                             200,000
          14,035,000      AAA        Riverside, VA Regulatory Jail Authority Facility Revenue,
                                        MBIA-Insured, 5.875% due 7/1/14                                                 14,666,575
           2,130,000      AAA        Roanoke, VA Redevelopment & Housing Authority Revenue,
                                        Series A, Westwind III, GNMA-Collateralized,
                                        6.200% due 7/20/26                                                               2,204,550
           4,695,000      AAA        Southeastern Virginia Public Service Authority Revenue,
                                        Series A, MBIA-Insured, 5.125% due 7/1/13                                        4,589,363
           5,000,000      AAA        Spotsylvania County, VA Water & Sewer Revenue, MBIA-Insured,
                                        5.250% due 6/1/22                                                                4,856,250

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
22                                       1997 Semi-Annual Report to Shareholders

===================================================================================================================================
 Schedule of Investments (unaudited)(continued)                                                                     August 31, 1997
===================================================================================================================================
        FACE
       AMOUNT           RATINGS                          SECURITY                                                          VALUE
===================================================================================================================================
Virginia -- 4.8% (continued)
                                     Upper Occoquan, VA Sewer Authority, Sewer Revenue:
        $  5,000,000      AAA           FGIC-Insured, 5.000% due 7/1/21                                               $  4,712,500
                                        MBIA-Insured:
          34,175,000      AAA             5.000% due 7/1/25                                                             32,081,781
          56,955,000      AAA             4.750% due 7/1/29                                                             50,689,950
           2,000,000      AAA        Virginia Beach, VA Water & Sewer Revenue,
                                        MBIA-Insured, 5.125% due 2/1/19                                                  1,922,500
                                     Virginia State Housing Development Authority, Commonwealth
                                        Mortgage Revenue:
           1,225,000      AAA             Series D-2, MBIA-Insured, 5.650% due 1/1/13                                    1,270,938
                                          Series D-4:
           1,330,000      AA+               6.100% due 1/1/11                                                            1,393,175
           1,365,000      AA+               6.100% due 7/1/11                                                            1,429,838
           1,400,000      AA+               6.125% due 1/1/12                                                            1,470,000
           1,440,000      AA+               6.125% due 7/1/12                                                            1,512,000
           1,485,000      AA+               6.150% due 1/1/13                                                            1,555,538
           1,525,000      AA+               6.150% due 7/1/13                                                            1,597,438
           1,565,000      AA+               6.200% due 1/1/14                                                            1,639,338
           1,615,000      AA+               6.200% due 7/1/14                                                            1,691,713
           4,345,000      AA         Virginia State Transportation Board, Transportation Contract Revenue,
                                        Series A, 5.125% due 5/15/21                                                     4,160,338
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       163,180,466
-----------------------------------------------------------------------------------------------------------------------------------
Washington -- 4.2%
                                     Chelan County, WA Public Utility District 1, MBIA-Insured:
          22,685,000      AAA           Zero coupon due 6/1/14                                                           9,159,069
          22,685,000      AAA           Zero coupon due 6/1/17                                                           7,684,544
          10,000,000      AAA           Zero coupon due 6/1/18                                                           3,150,000
          11,340,000      AAA           Zero coupon due 6/1/19                                                           3,373,650
          11,540,000      AAA           Zero coupon due 6/1/25                                                           2,423,400
          22,685,000      AAA           Zero coupon due 6/1/26                                                           4,451,930
          21,985,000      AAA           Zero coupon due 6/1/28                                                           3,847,375
          22,300,000      AAA           Zero coupon due 6/1/29                                                           3,679,500
          59,935,000      AA+        Washington State GO, Series E, 5.000% due 7/1/22                                   56,039,225
                                     Washington State Public Power Supply Project Revenue, Series B:
          24,000,000      Aa1*          5.500% due 7/1/17 (g)                                                           23,010,000
          29,220,000      Aa1*          5.500% due 7/1/18                                                               27,978,150
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       144,796,843
-----------------------------------------------------------------------------------------------------------------------------------
West Virginia -- 0.7%
                                     Marion County, WV County Commissioner, Solid Waste Disposal
                                        Facilities Revenue:
           4,000,000      NR              American Fiber Resource Project, Series B,
                                            9.250% due 12/1/11 (c)(e)                                                    2,000,000
          40,000,000      NR              American Power Paper Recycling Project,
                                            7.750% due 12/1/11 (c)(e)                                                   20,000,000
             800,000      A-1+       Marshall County, WV Bayer Corp., 3.100% due 3/1/09 (d)                                800,000
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        22,800,000
-----------------------------------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Smith Barney Managed Municipals Fund Inc.                                     23

===================================================================================================================================
 Schedule of Investments (unaudited)(continued)                                                                     August 31, 1997
===================================================================================================================================
        FACE
       AMOUNT           RATINGS                          SECURITY                                                          VALUE
===================================================================================================================================
Wisconsin -- 0.7%
                                     Southeast Wisconsin Professional Baseball Park, District Sales
                                        Tax Revenue, MBIA-Insured:
        $  1,500,000      AAA             Zero coupon due 12/15/24                                                    $    322,500
           1,500,000      AAA             Zero coupon due 15/15/25                                                         303,750
           3,500,000      AAA             Zero coupon due 12/15/27                                                         634,375
           3,500,000      AAA             Zero coupon due 12/15/28                                                         599,375
           4,500,000      AAA             Zero coupon due 12/15/29                                                         731,250
           1,325,000      Aaa*       Winneconne, WI Community School District GO, FGIC-Insured,
                                        6.750% due 4/1/16                                                                1,455,843
           2,000,000      AA         Wisconsin Housing & Economic Development Authority,
                                        Home Ownership Revenue, Series A, 6.450% due 3/1/17                              2,107,500
           5,000,000      AAA        Wisconsin Public Power Inc., Power Supply System Revenue,
                                        Series A, MBIA-Insured, 5.750% due 7/1/23                                        5,037,500
                                     Wisconsin State Health & Education Authority, Aurora
                                        Health Care, MBIA-Insured:
           6,500,000      AAA             5.625% due 2/15/17                                                             6,556,874
           7,150,000      AAA             5.250% due 8/15/23                                                             6,801,437
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        24,550,404
-----------------------------------------------------------------------------------------------------------------------------------
                                     TOTAL INVESTMENTS -- 100%
                                     (Cost -- $3,348,548,724**)                                                      $3,418,262,122
===================================================================================================================================


(a)  Security segregated by Custodian for open purchase commitments.

(b) Pre-Refunded bonds escrowed by U.S. government securities and bonds escrowed to maturity with U.S. government securities are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(c) Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax.

(d) Variable rate obligation payable at par on demand at any time on no more than seven days notice.

(e)  Security is in default.

(f)  Security partially segregated by Custodian for open purchase commitments.

(g)  Security serves as collateral for futures contracts.

**   Aggregate cost for Federal income tax purposes is substantially the same.

     See pages 25 and 26 for definitions of ratings and certain security descriptions.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
24                                       1997 Semi-Annual Report to Shareholders

================================================================================
 Bond Ratings
================================================================================

All ratings are by Standard & Poor's Ratings Service ("Standard & Poor's"), except those identified by an asterisk (*) are rated by Moody's Investors Service Inc. ("Moody's"). The definitions of the applicable rating symbols are set forth below:

Standard & Poor's -- Rating from "AA" to "B" may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA   -- Bonds rated "AAA" have the highest rating assigned by Standard &
         Poor's. Capacity to pay interest and repay principal is extremely strong.

AA    -- Bonds rated "AA" have a very strong capacity to pay interest and repay principal and differs from the highest rated issue only in a small degree.

A     -- Bonds rated "A" have a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB   -- Bonds rated "BBB" are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB    -- Bonds rated "BB" have less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The "BB" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB-" rating.

B     -- Bonds rated "B" have a greater vulnerability to default but currently have the capacity to meet interest payments and principal payments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The "B" category is also used for debt subordinated to senior debt that is assigned an actual or implied "BB" or "BB-" rating.

Moody's -- Numerical modifiers 1, 2 and 3 may be applied to each generic rating from "Aa" to "B," where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa   -- Bonds that are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa    -- Bonds that are rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

A     -- Bonds that are rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa   -- Bonds that are rated "Baa" are considered as medium grade obligations,
         i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba    -- Bonds that are rated "Ba" are judged to have speculative elements;
         their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad time over the future. Uncertainty of position characterizes bonds in this class.

B     -- Bonds that are rated "B" generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

NR    -- Indicates that the bond is not rated by Standard & Poor's or Moody's.

--------------------------------------------------------------------------------
Smith Barney Managed Municipals Fund Inc.                                     25

================================================================================
 Short-Term Securities Ratings
================================================================================

SP-1     -- Standard & Poor's highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1      -- Standard & Poor's highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG1    -- Moody's highest rating for issues having a demand feature -- VRDO.

P-1      -- Moody's highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

================================================================================
 Security Descriptions
================================================================================

ABAG     -- Association of Bay Area Governors
AIG      -- American International Guaranty
AMBAC    -- American Municipal Bond Assurance Corporation
BAN      -- Bond Anticipation Notes
BIG      -- Bond Investors Guaranty
CGIC     -- Capital Guaranty Insurance Company
CHFCLI   -- California Health Facility Construction Loan Insurance
COP      -- Certificate of Participation
EDA      -- Economic Development Authority
ETM      -- Escrowed To Maturity
FAIRS    -- Floating Adjustable Interest Rate Securities
FGIC     -- Financial Guaranty Insurance Company
FHA      -- Federal Housing Administration
FHLMC    -- Federal Home Loan Mortgage Corporation
FNMA     -- Federal National Mortgage Association
FRTC     -- Floating Rate Trust Certificates
FSA      -- Federal Savings Association
GIC      -- Guaranteed Investment Contract
GNMA     -- Government National Mortgage Association
GO       -- General Obligation
HDC      -- Housing Development Corporation
HFA      -- Housing Finance Authority
IDA      -- Industrial Development Authority
IDB      -- Industrial Development Board
IDR      -- Industrial Development Revenue
INFLOS   -- Inverse Floaters
ISD      -- Independent School District
LOC      -- Letter of Credit
MBIA     -- Municipal Bond Investors Assurance Corporation
MVRICS   -- Municipal Variable Rate Inverse Coupon Security
PCR      -- Pollution Control Revenue
PSFG     -- Permanent School Fund Guaranty
RAN      -- Revenue Anticipation Notes
RIBS     -- Residual Interest Bonds
RITES    -- Residual Interest Tax-Exempt Securities
SYCC     -- Structured Yield Curve Certificate
TAN      -- Tax Anticipation Notes
TECP     -- Tax Exempt Commercial Paper
TOB      -- Tender Option Bonds
TRAN     -- Tax and Revenue Anticipation Notes
VA       -- Veterans Administration
VRDD     -- Variable Rate Daily Demand
VRWE     -- Variable Rate Wednesday Demand

--------------------------------------------------------------------------------
26                                      1997 Semi-Annual Report to Shareholders

===================================================================================================================================
 Statement of Assets and Liabilities (unaudited)                                                                    August 31, 1997
===================================================================================================================================
ASSETS:
     Investments, at value (Cost  $3,348,548,724)                                                                   $3,418,262,122
     Cash                                                                                                                1,191,598
     Receivable for securities sold                                                                                     22,031,314
     Receivable for Fund shares sold                                                                                     6,230,079
     Interest receivable                                                                                                44,151,473
     Receivable from broker-variation margin                                                                                54,688
     Other receivables                                                                                                     400,000
-----------------------------------------------------------------------------------------------------------------------------------
     Total Assets                                                                                                    3,492,321,274
-----------------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
     Payable for securities purchased                                                                                  188,528,242
     Dividends payable                                                                                                  14,746,870
     Investment advisory fees payable                                                                                      891,487
     Administration fees payable                                                                                           491,258
     Distribution fees payable                                                                                             285,377
     Accrued expenses                                                                                                      130,887
-----------------------------------------------------------------------------------------------------------------------------------
     Total Liabilities                                                                                                 205,074,121
-----------------------------------------------------------------------------------------------------------------------------------
Total Net Assets                                                                                                    $3,287,247,153
===================================================================================================================================
NET ASSETS:
     Par value of capital shares                                                                                    $    2,058,456
     Capital paid in excess of par value                                                                             3,160,148,966
     Overdistributed net investment income                                                                             (11,754,004)
     Accumulated net realized gain from security transactions and futures contracts                                     66,061,149
     Net unrealized appreciation of investments and futures contracts                                                   70,732,586
-----------------------------------------------------------------------------------------------------------------------------------
Total Net Assets                                                                                                    $3,287,247,153
===================================================================================================================================
Shares Outstanding:
     Class A                                                                                                           135,998,288
     ------------------------------------------------------------------------------------------------------------------------------
     Class B                                                                                                            63,076,735
     ------------------------------------------------------------------------------------------------------------------------------
     Class C                                                                                                             6,106,627
     ------------------------------------------------------------------------------------------------------------------------------
     Class Y                                                                                                               663,931
     ------------------------------------------------------------------------------------------------------------------------------
Net Asset Value:
     Class A (and redemption price)                                                                                         $15.97
     ------------------------------------------------------------------------------------------------------------------------------
     Class B *                                                                                                              $15.96
     ------------------------------------------------------------------------------------------------------------------------------
     Class C **                                                                                                             $15.96
     ------------------------------------------------------------------------------------------------------------------------------
     Class Y (and redemption price)                                                                                         $15.96
     ------------------------------------------------------------------------------------------------------------------------------
     Class A Maximum Public Offering Price Per Share
     (net asset value plus 4.17% of net value per share)                                                                    $16.64
===================================================================================================================================

* Redemption price is NAV of Class B shares reduced by a 4.50% CDSC if shares are redeemed within one year from initial purchase (See Note 3).

** Redemption price is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within the first year of purchase.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Smith Barney Managed Municipals Fund Inc.                                     27

===================================================================================================================================
 Statement of Operations (unaudited)                                                       For the Six Months Ended August 31, 1997
===================================================================================================================================
INVESTMENT INCOME:
     Interest                                                                                                         $ 93,494,023
-----------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
     Distribution fees (Note 3)                                                                                          4,985,405
     Investment advisory fees (Note 3)                                                                                   4,858,690
     Administration fees (Note 3)                                                                                        2,715,424
     Shareholder and system servicing fees                                                                                 417,637
     Registration fees                                                                                                     261,435
     Custody                                                                                                                75,243
     Shareholder communications                                                                                             46,992
     Audit and legal                                                                                                        45,841
     Directors' fees                                                                                                        27,886
     Pricing service fees                                                                                                   24,690
     Other                                                                                                                  25,689
-----------------------------------------------------------------------------------------------------------------------------------
     Total Expenses                                                                                                     13,484,932
-----------------------------------------------------------------------------------------------------------------------------------
Net Investment Income                                                                                                   80,009,091
-----------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN ON
INVESTMENTS AND FUTURES CONTRACTS (NOTES 4 AND 5):
     Realized Gain From:
        Security transactions (excluding short-term securities)                                                         33,644,861
        Futures contracts                                                                                                  722,312
-----------------------------------------------------------------------------------------------------------------------------------
     Net Realized Gain                                                                                                  34,367,173
-----------------------------------------------------------------------------------------------------------------------------------
     Net Change in Unrealized Appreciation of Investments
     and Futures Contracts:
        Beginning of period                                                                                             24,523,840
        End of period                                                                                                   70,732,586
-----------------------------------------------------------------------------------------------------------------------------------
     Increase in Net Unrealized Appreciation                                                                            46,208,746
-----------------------------------------------------------------------------------------------------------------------------------
Net Gain on Investments and Futures Contracts                                                                           80,575,919
-----------------------------------------------------------------------------------------------------------------------------------
Increase in Net Assets From Operations                                                                                $160,585,010
===================================================================================================================================

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
28                                       1997 Semi-Annual Report to Shareholders

====================================================================================================================================

 Statements of Changes in Net Assets
====================================================================================================================================

For the Six Months Ended August 31, 1997 (unaudited)
and the Year Ended February 28, 1997
                                                                                                August 31              February 28
====================================================================================================================================
OPERATIONS:
     Net investment income                                                                  $   80,009,091          $  151,392,297
     Net realized gain                                                                          34,367,173              95,197,754
     Increase (decrease) in net unrealized appreciation                                         46,208,746            (124,536,241)
------------------------------------------------------------------------------------------------------------------------------------

     Increase in Net Assets From Operations                                                    160,585,010             122,053,810
------------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 2):
     Net investment income                                                                     (86,317,354)           (156,838,038)
     Net realized gains                                                                                 --             (67,763,497)
------------------------------------------------------------------------------------------------------------------------------------

     Decrease in Net Assets From Distributions to Shareholders                                 (86,317,354)           (224,601,535)
------------------------------------------------------------------------------------------------------------------------------------

FUND SHARE TRANSACTIONS (NOTE 6):
     Net proceeds from sale of shares                                                          389,413,881             650,661,760
     Net asset value of shares issued for reinvestment of dividends                             43,752,410             144,411,936
     Cost of shares reacquired                                                                (203,703,496)           (377,121,395)
------------------------------------------------------------------------------------------------------------------------------------

     Increase in Net Assets From Fund Share Transactions                                       229,462,795             417,952,301
------------------------------------------------------------------------------------------------------------------------------------

Increase in Net Assets                                                                         303,730,451             315,404,576

NET ASSETS:
     Beginning of period                                                                     2,983,516,702           2,668,112,126
------------------------------------------------------------------------------------------------------------------------------------

     End of period*                                                                         $3,287,247,153          $2,983,516,702
====================================================================================================================================

* Includes overdistributed net investment income of:                                        $  (11,754,004)         $   (5,445,741)
====================================================================================================================================

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Smith Barney Managed Municipals Fund Inc.                                     29

================================================================================
 Notes to Financial Statements (unaudited)
================================================================================

1.   Significant Accounting Policies

Smith Barney Managed Municipals Fund Inc. ("Fund"), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.

The significant accounting policies consistently followed by the Fund are: (a) security transactions are accounted for on trade date; (b) securities are valued at the mean between bid and ask prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various relationships between securities; (c) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (d) gains or losses on the sale of securities are calculated by using the specific identification method; (e) interest income, adjusted for amortization of premium and accretion of original issue discount, is recorded on the accrual basis; market discount is recognized upon the disposition of the security; (f) dividends and distributions to shareholders are recorded on the ex-dividend date; (g) direct expenses are charged to each class; investment advisory fees and general Fund expenses are allocated on the basis of relative net assets of each class; (h) the character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. At February 28, 1997, reclassifications were made to the Fund's capital accounts to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations. Net investment income, net realized gains and net assets were not affected by this change; (i) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; and (j) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and other parameters used in determining these estimates could cause actual results to differ.

2.   Exempt-Interest Dividends and Other Distributions

The Fund intends to satisfy requirements that allow interest from municipal securities, which is exempt from regular Federal income tax and from certain states' income taxes, to retain its exempt-interest status when distributed to the shareholders of the Fund.

Capital gain distributions, if any, are taxable to shareholders, and are declared and paid at least annually. If necessary, additional taxable distributions may be made to avoid a Federal excise tax.

3.   Investment Advisory Agreement, Administration Agreement and Other
     Transactions

Smith Barney Mutual Funds Management Inc. ("SBMFM"), a subsidiary of Smith Barney Holdings Inc. ("SBH"), acts as investment adviser to the Fund. The Fund pays SBMFM an advisory fee calculated at an annual rate of 0.35% of the average daily net assets up to $500 million; 0.32% of the average daily net assets of the next $1.0 billion and 0.29% in excess of $1.5 billion. This fee is calculated daily and paid monthly.


--------------------------------------------------------------------------------
30                                       1997 Semi-Annual Report to Shareholders

================================================================================
 Notes to Financial Statements (unaudited) (continued)
================================================================================

SBMFM also acts as the Fund's administrator for which the Fund pays a fee calculated at an annual rate of 0.20% of the average daily net assets up to $500 million; 0.18% of the average daily net assets of the next $1.0 billion and 0.16% of the average daily net assets in excess of $1.5 billion. This fee is calculated daily and paid monthly.

Smith Barney Inc. ("SB"), another subsidiary of SBH, acts as distributor of Fund shares. For the six months ended August 31, 1997, SB received approximately $34,000 on sales of the Fund's Class A shares.

There is a contingent deferred sales charge ("CDSC") of 4.50% on Class B shares, which applies if redemption occurs less than one year from initial purchase. This CDSC declines by 0.50% the first year after purchase and thereafter by 1.00% per year until no CDSC is incurred. Class C shares have a 1.00% CDSC, which applies if redemption occurs within the first year of purchase. For the six months ended August 31, 1997, CDSCs paid to SB were approximately $30,000 for Class B shares.

Pursuant to a Distribution Plan, the Fund pays a service fee with respect to its Class A, B and C shares, calculated at the annual rate of 0.15% of the average daily net assets for each respective class. In addition, the Fund pays a distribution fee with respect to its Class B and C shares calculated at the annual rate of 0.50% and 0.55%, of the average daily net assets of each class, respectively.

For the six months ended August 31, 1997, total Distribution Plan fees incurred were:

                                          Class A        Class B        Class C
================================================================================
Distribution Plan Fees                  $1,568,737     $3,118,735      $297,933
================================================================================

All officers and one Director of the Fund are employees of SB.

4.   Investments

During the six months ended August 31, 1997, the aggregate cost of purchases and proceeds from sales of investments (including maturities, but excluding short-term securities) were as follows:

================================================================================
Purchases                                                        $2,090,250,658
--------------------------------------------------------------------------------
Sales                                                             1,839,638,788
================================================================================

At August 31, 1997, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

================================================================================
Gross unrealized appreciation                                      $160,247,802
Gross unrealized depreciation                                       (90,534,404)
--------------------------------------------------------------------------------
Net unrealized appreciation                                        $ 69,713,398
================================================================================

5.   Futures Contracts

Initial margin deposits made upon entering into futures contracts are recognized as assets. The initial margin is segregated by the custodian and is noted in the schedule of investments. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are made or received and recognized as assets due from or liabilities due to broker, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund's basis in the contract.

The Fund enters into such contracts to hedge a portion of its portfolio. The Fund bears the market risk that arises from changes in the value of the financial instruments and securities indices (futures contracts) and the credit risk should a counterparty fail to perform under such contracts.

--------------------------------------------------------------------------------
Smith Barney Managed Municipals Fund Inc.                                     31

================================================================================
 Notes to Financial Statements (unaudited) (continued)
================================================================================

At August 31, 1997, the Fund had the following open futures contracts:

                                             Expiration         # of               Basis               Market            Unrealized
                                             Month/Year       Contracts            Value                Value            Gain (Loss)
====================================================================================================================================
Futures contracts to buy:
Municipal Bond Index                            9/97             650           $ 77,019,875         $ 77,675,000         $  655,125
Municipal Bond Index                           12/97             100             11,787,500           11,781,250             (6,250)
------------------------------------------------------------------------------------------------------------------------------------

                                                                                 88,807,375           89,456,250            648,875
------------------------------------------------------------------------------------------------------------------------------------

Futures contracts to sell:
U.S. Government Long Bond Index                 9/97             750             85,214,063           84,843,750            370,313
------------------------------------------------------------------------------------------------------------------------------------

   Total                                                                                                                 $1,019,188
====================================================================================================================================

6.   Capital Shares

At August 31, 1997, the Fund had one billion shares of capital stock authorized with a par value of $0.01 per share. The Fund has established multiple classes of shares. Each share of a class represents an identical interest in the Fund and has the same rights, except that each class bears certain expenses specifically related to the distribution of its shares.

At August 31, 1997, total paid-in capital amounted to the following for each class:

                                                  Class A                 Class B                Class C                Class Y
==================================================================================================================================
Total Paid-in Capital                         $2,044,920,220          $1,010,790,623           $96,166,130            $10,330,449
==================================================================================================================================

Transactions in shares of each class were as follows:

                                                       Six Months Ended                                  Year Ended
                                                        August 31, 1997                               February 28, 1997
                                              ------------------------------------            ------------------------------------
                                                 Shares                  Amount                 Shares                  Amount
====================================================================================================================================
Class A
Shares sold                                   14,653,332             $ 229,881,381            21,634,495            $ 341,397,558
Shares issued on reinvestment                  1,913,370                29,782,033             6,248,668               98,638,168
Shares redeemed                               (8,718,553)             (137,031,153)          (16,525,197)            (260,972,303)
------------------------------------------------------------------------------------------------------------------------------------

Net Increase                                   7,848,149             $ 122,632,261            11,357,966            $ 179,063,423
====================================================================================================================================

Class B
Shares sold                                    7,780,334             $ 121,563,160            15,844,694            $ 250,198,692
Shares issued on reinvestment                    808,743                12,589,618             2,667,860               42,095,245
Shares redeemed                               (3,531,996)              (55,202,463)           (5,546,150)             (87,632,838)
------------------------------------------------------------------------------------------------------------------------------------

Net Increase                                   5,057,081             $  78,950,315            12,966,404            $ 204,661,099
====================================================================================================================================

Class C
Shares sold                                    2,106,571             $  32,953,715             3,427,266            $  54,065,510
Shares issued on reinvestment                     80,228                 1,249,571               203,850                3,214,832
Shares redeemed                                 (734,247)              (11,469,880)           (1,039,835)             (16,368,197)
------------------------------------------------------------------------------------------------------------------------------------

Net Increase                                   1,452,552             $  22,733,406             2,591,281            $  40,912,145
====================================================================================================================================

Class Y
Shares sold                                      312,500             $   5,015,625               320,308            $   5,000,000
Shares issued on reinvestment                      8,523                   131,188                29,359                  463,691
Shares redeemed                                       --                        --              (766,895)             (12,148,057)
------------------------------------------------------------------------------------------------------------------------------------

Net Increase (Decrease)                          321,023             $   5,146,813              (417,228)           $  (6,684,366)
====================================================================================================================================


--------------------------------------------------------------------------------
32                                       1997 Semi-Annual Report to Shareholders

================================================================================
 Financial Highlights
================================================================================

For a share of each class of capital stock outstanding throughout each period:



Class A Shares                                     1997(1)         1997          1996          1995          1994(2)         1993
==================================================================================================================================
Net Asset Value, Beginning of Period              $15.61          $16.20        $15.47        $16.13        $16.71          $15.62
----------------------------------------------------------------------------------------------------------------------------------
Income From Operations:
   Net investment income                            0.42            0.88          0.91          0.95          0.90            1.00
   Net realized and unrealized gain (loss)          0.39           (0.18)         0.80         (0.37)         0.30            1.64
----------------------------------------------------------------------------------------------------------------------------------
Total Income From Operations                        0.81            0.70          1.71          0.58          1.20            2.64
----------------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
   Net investment income                           (0.45)          (0.91)        (0.90)        (0.95)        (0.88)          (1.00)
   Net realized gains                                 --           (0.38)        (0.08)        (0.29)        (0.90)          (0.52)
   Capital                                            --              --            --            --            --           (0.03)
----------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                (0.45)          (1.29)        (0.98)        (1.24)        (1.78)          (1.55)
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                    $15.97          $15.61        $16.20        $15.47        $16.13          $16.71
----------------------------------------------------------------------------------------------------------------------------------
Total Return                                        5.26%++         4.51%        11.34%         4.11%         7.41%          17.92%
----------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (millions)              $2,172          $2,000        $1,892        $1,772        $1,847          $1,795
----------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
   Expenses                                         0.68%+          0.68%         0.70%         0.71%         0.72%           0.64%
   Net investment income                            5.26+           5.60          5.47          6.25          5.43            6.30
----------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                               58%            103%           80%          100%          131%            206%
==================================================================================================================================

(1)  For the six months ended August 31, 1997 (unaudited).

(2) Per share amounts have been calculated using the monthly average shares method, rather than the undistributed net investment income method, because it more accurately reflects the per share data for the period.

++ Total return is not annualized, as it may not be representative of the total return for the year.

+    Annualized.



--------------------------------------------------------------------------------
Smith Barney Managed Municipals Fund Inc.                                     33

================================================================================
 Financial Highlights (continued)
================================================================================
For a share of each class of capital stock outstanding throughout each period:


Class B Shares                                      1997(1)        1997          1996          1995          1994(2)        1993(3)
====================================================================================================================================
Net Asset Value, Beginning of Period                $15.60        $16.20        $15.47        $16.13         $16.71        $15.81
------------------------------------------------------------------------------------------------------------------------------------

Income From Operations:
   Net investment income                              0.38          0.79          0.82          0.86           0.81          0.32
   Net realized and unrealized gain (loss)            0.39         (0.18)         0.81         (0.37)          0.31          1.42
------------------------------------------------------------------------------------------------------------------------------------

Total Income From Operations                          0.77          0.61          1.63          0.49           1.12          1.74
------------------------------------------------------------------------------------------------------------------------------------

Less Distributions From:
   Net investment income                             (0.41)        (0.83)        (0.82)        (0.86)         (0.80)        (0.31)
   Net realized gains                                   --         (0.38)        (0.08)        (0.29)         (0.90)        (0.52)
   Capital                                              --            --            --            --             --          (0.01)
------------------------------------------------------------------------------------------------------------------------------------

Total Distributions                                  (0.41)        (1.21)        (0.90)        (1.15)         (1.70)        (0.84)
------------------------------------------------------------------------------------------------------------------------------------

Net Asset Value, End of Period                      $15.96        $15.60        $16.20        $15.47         $16.13        $16.71
------------------------------------------------------------------------------------------------------------------------------------

Total Return                                          4.99%++       3.92%        10.78%         3.54%          6.86%        11.26%++

------------------------------------------------------------------------------------------------------------------------------------

Net Assets, End of Period (millions)                $1,007          $905          $730          $515           $350           $61
------------------------------------------------------------------------------------------------------------------------------------

Ratios to Average Net Assets:
   Expenses                                           1.20%+        1.19%         1.22%         1.23%          1.25%         1.24%+
   Net investment income                              4.74+         5.09          4.94          5.73           4.90          5.70+
------------------------------------------------------------------------------------------------------------------------------------

Portfolio Turnover Rate                                 58%          103%           80%          100%           131%          206%
====================================================================================================================================

(1)  For the six months ended August 31, 1997 (unaudited).

(2) Per share amounts have been calculated using the monthly average shares method, rather than the undistributed net investment income method, because it more accurately reflects the per share data for the period.

(3)  For the period from November 6, 1992 (inception date) to February 28, 1993.

++ Total return is not annualized, as it may not be representative of the total return for the year.

+    Annualized.

--------------------------------------------------------------------------------
34                                       1997 Semi-Annual Report to Shareholders

================================================================================
 Financial Highlights (continued)
================================================================================

For a share of each class of capital stock outstanding throughout each period:

Class C Shares                                                   1997(1)              1997               1996               1995(2)
===================================================================================================================================
Net Asset Value, Beginning of Period                            $15.60               $16.20             $15.47             $14.30
-----------------------------------------------------------------------------------------------------------------------------------
Income From Operations:
   Net investment income                                          0.37                 0.79               0.82               0.27
   Net realized and unrealized gain (loss)                        0.39                (0.18)              0.81               1.46*
-----------------------------------------------------------------------------------------------------------------------------------
Total Income From Operations                                      0.76                 0.61               1.63               1.73
-----------------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
   Net investment income                                         (0.40)               (0.83)             (0.82)             (0.27)
   Net realized gains                                               --                (0.38)             (0.08)             (0.29)
-----------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                              (0.40)               (1.21)             (0.90)             (0.56)
-----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                  $15.96               $15.60             $16.20             $15.47
-----------------------------------------------------------------------------------------------------------------------------------
Total Return                                                      4.97%++              3.88%             10.76%             12.36%++

-----------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)                               $97,461              $72,597            $33,411             $5,395
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
   Expenses                                                       1.25%+               1.24%              1.27%              1.29%+
   Net investment income                                          4.69+                5.04               4.86               5.67+
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                             58%                 103%                80%               100%
===================================================================================================================================

(1)  For the six months ended August 31, 1997 (unaudited).

(2)  For the period from November 9, 1994 (inception date) to February 28, 1995.

* The amount shown may not agree with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of Fund shares.

++ Total return is not annualized, as it may not be representative of the total return for the year.

+    Annualized.


--------------------------------------------------------------------------------
Smith Barney Managed Municipals Fund Inc.                                     35

================================================================================
 Financial Highlights (continued)
================================================================================
For a share of each class of capital stock outstanding throughout each period:


Class Y Shares                                                             1997(1)                 1997(2)                1996(3)
===================================================================================================================================
Net Asset Value, Beginning of Period                                       $15.60                  $16.20                 $15.63
-----------------------------------------------------------------------------------------------------------------------------------
Income From Operations:
   Net investment income                                                     0.43                    0.90                   0.85
   Net realized and unrealized gain (loss)                                   0.39                   (0.18)                  0.65
-----------------------------------------------------------------------------------------------------------------------------------
Total Income From Operations                                                 0.82                    0.72                   1.50
-----------------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
   Net investment income                                                    (0.46)                  (0.94)                 (0.85)
   Net realized gains                                                          --                   (0.38)                 (0.08)
-----------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                                         (0.46)                  (1.32)                 (0.93)
-----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                             $15.96                  $15.60                 $16.20
-----------------------------------------------------------------------------------------------------------------------------------
Total Return                                                                 5.35%++                 4.59%                  9.84%++
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)                                          $10,600                  $5,350                $12,314
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
   Expenses                                                                  0.53%+                  0.52%                  0.57%+
   Net investment income                                                     5.41+                   5.76                   5.62+
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                                        58%                    103%                    80%
===================================================================================================================================

(1)  For the six months ended August 31, 1997 (unaudited).

(2) Per share amounts have been calculated using the monthly average shares method, rather than the undistributed net investment income method, because it more accurately reflects the per share data for the period.

(3)  For the period from April 4, 1995 (inception date) to February 29, 1996.

++ Total return is not annualized, as it may not be representative of the total return for the year.

+   Annualized.


--------------------------------------------------------------------------------
36                                       1997 Semi-Annual Report to Shareholders

Smith Barney
Managed Municipals
Fund Inc.

Directors                               Investment Adviser and Administrator
Herbert Barg                            Smith Barney Mutual Funds Management
Alfred J. Bianchetti                    Inc.
Martin Brody
Dwight B. Crane
Burt N. Dorsett                         Distributor
Elliot S. Jaffe                         Smith Barney Inc.
Stephen E. Kaufman
Joseph J. McCann
Heath B. McLendon, Chairman
Cornelius C. Rose                       Custodian
                                        PNC Bank, N.A.
James J. Crisona, Emeritus


Officers
                                        Shareholder Servicing Agent
Heath B. McLendon                       First Data Investor Services Group, Inc.
Chief Executive Officer                 P.O. Box 9134
                                        Boston, MA 02205-9134
Lewis E. Daidone
Senior Vice President and Treasurer     This report is for the information of
                                        shareholders of Smith Barney Managed
Joseph P. Deane                         Municipals Fund Inc., but it may also be
Vice President and Investment Officer   used as sales literature when preceded
                                        or accompanied by the current
David Fare                              prospectus, which gives details about
Vice President and Investment Officer   charges, expenses, investment objectives
                                        and operating policies of the Fund. If
Thomas M. Reynolds                      used as sales material after September
Controller                              30, 1997, this report must be
                                        accompanied by performance for the most
Christina T. Sydor                      recently completed calendar quarter.
Secretary

                                        SMITH BARNEY
                                        ------------

                                               A Member of TravelersGroup [LOGO]


                                        Smith Barney
                                        Managed Municipals Fund Inc.
                                        Smith Barney Mutual Funds
                                        388 Greenwich Street
                                        New York, New York 10013



                                        FD0435  10/97